As filed with the Securities and Exchange Commission on November 8, 2007

Securities Act File No. 33-20827

Investment Company Act File No. 811-5518

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-1A

REGISTRATION STATEMENT

UNDER THE SECURITIES ACT OF 1933	☒
Pre-Effective Amendment No.	☐
Post-Effective Amendment No. 121	☒
and
REGISTRATION STATEMENT
UNDER
THE INVESTMENT COMPANY ACT OF 1940	☒
Amendment No. 123	☒

THE RBB FUND, INC.

(Exact Name of Registrant as Specified in Charter)

Bellevue Park Corporate Center

103 Bellevue Parkway

Wilmington, DE 19809

(Address of Principal Executive Offices)

Registrant’s Telephone Number: (302) 791-1112

Copies to:

EDWARD J. ROACH PFPC Inc. 103 Bellevue Parkway Wilmington, DE 19809	MICHAEL P. MALLOY, ESQUIRE Drinker Biddle & Reath LLP One Logan Square 18th & Cherry Streets
(Name and Address of Agent for Service)	Philadelphia, PA 19103-6996

It is proposed that this filing will become effective (check appropriate box)

☐	immediately upon filing pursuant to paragraph (b)
☒	on December 8, 2007 pursuant to paragraph (b)
☐	60 days after filing pursuant to paragraph (a)(1)
☐	on pursuant to paragraph (a)(1)
☐	75 days after filing pursuant to paragraph (a)(2)
☐	on pursuant to paragraph (a)(2) of Rule 485

If appropriate, check the following box:

☒	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Title of Securities Being Registered.                    Shares of Common Stock

THE RBB FUND, INC.

EXPLANATORY NOTE

Designation of New Effective Date for Previously Filed Amendment

Post-Effective Amendment No. 112 (“PEA 112”) was filed by The RBB Fund, Inc. (the “Registrant”) pursuant to Rule 485(a)(2) under the Securities Act of 1933 on June 1, 2007 to register three new Funds, the Free Market U.S. Equity Fund, the Free Market International Equity Fund and the Free Market Fixed Income Fund, and pursuant to Rule 485(a)(2) would have been effective August 15, 2007.

Post Effective Amendment No. 115 was filed by the Registrant on August 14, 2007 pursuant to Rule 485(b)(1)(iii) for the purpose of designating September 13, 2007 as the new effective date of PEA 112.

Post Effective Amendment No. 117 was filed by the Registrant on September 12, 2007 pursuant to Rule 485(b)(1)(iii) for the purpose of designating October 12, 2007 as the new effective date of PEA 112.

Post Effective Amendment No. 119 was filed by the Registrant on October 11, 2007 pursuant to Rule 485(b)(1)(iii) for the purpose of designating November 9, 2007 as the new effective date of PEA 112.

This Post-Effective Amendment No. 121 is being filed by the Registrant pursuant to Rule 485(b)(1)(iii) for the purpose of designating December 8, 2007 as the new effective date of PEA 112.

This Post-Effective Amendment No. 121 incorporates by reference the information contained in Parts A and B of PEA 112. Part C is filed herewith. The Registrant may file additional subsequent delaying amendments designating a new effective date.

THE RBB FUND, INC.

PEA 121

PART C: OTHER INFORMATION

Item 23.	EXHIBITS
(a)	Articles of Incorporation.

	(1)	Articles of Incorporation of Registrant are incorporated herein by reference to Registrant’s Registration Statement (No. 33-20827) filed on March 24, 1988, and refiled electronically with Post-Effective Amendment No. 61 to Registrant’s Registration Statement filed on October 30, 1998.

	(2)	Articles Supplementary of Registrant are incorporated herein by reference to Registrant’s Registration Statement (No. 33-20827) filed on March 24, 1988, and refiled electronically with Post-Effective Amendment No. 61 to Registrant’s Registration Statement filed on October 30, 1998.

	(3)	Articles of Amendment to Articles of Incorporation of Registrant are incorporated herein by reference to Pre-Effective Amendment No. 2 to Registrant’s Registration Statement (No. 33-20827) filed on July 12, 1988, and refiled electronically with Post-Effective Amendment No. 61 to Registrant’s Registration Statement filed on October 30, 1998.

	(4)	Articles Supplementary of Registrant are incorporated herein by reference to Pre-Effective Amendment No. 2 to Registrant’s Registration Statement (No. 33-20827) filed on July 12, 1988, and refiled electronically with Post-Effective Amendment No. 61 to Registrant’s Registration Statement filed on October 30, 1998.

	(5)	Articles Supplementary of Registrant are incorporated herein by reference to Post-Effective Amendment No. 3 to the Registrant’s Registration Statement (No. 33-20827) filed on April 27, 1990, and refiled electronically with Post-Effective Amendment No. 61 to Registrant’s Registration Statement filed on October 30, 1998.

	(6)	Articles Supplementary of Registrant are incorporated herein by reference to Post-Effective Amendment No. 4 to the Registrant’s Registration Statement (No. 33-20827) filed on May 1, 1990, and refiled electronically with Post-Effective Amendment No. 61 to Registrant’s Registration Statement filed on October 30, 1998.

	(7)	Articles Supplementary of Registrant are incorporated herein by reference to Post-Effective Amendment No. 7 to the Registrant’s Registration Statement (No. 33-20827) filed on July 15, 1992, and refiled electronically with Post-Effective Amendment No. 61 to Registrant’s Registration Statement filed on October 30, 1998.

	(8)	Articles Supplementary of Registrant are incorporated herein by reference to Post-Effective Amendment No. 8 to the Registrant’s Registration Statement (No. 33-20827) filed on October 22, 1992, and refiled electronically with Post-Effective Amendment No. 61 to Registrant’s Registration Statement filed on October 30, 1998.

	(9)	Articles Supplementary of Registrant are incorporated herein by reference to Post-Effective Amendment No. 13 to the Registrant’s Registration Statement (No. 33-20827) filed on October 29, 1993, and refiled electronically with Post-Effective Amendment No. 61 to Registrant’s Registration Statement filed on October 30, 1998.

	(10)	Articles Supplementary of Registrant are incorporated herein by reference to Post-Effective Amendment No. 13 to the Registrant’s Registration Statement (No. 33-20827) filed on October 29, 1993, and refiled electronically with Post-Effective Amendment No. 61 to Registrant’s Registration Statement filed on October 30, 1998.

	(11)	Articles Supplementary of Registrant are incorporated herein by reference to Post-Effective Amendment No. 22 to the Registrant’s Registration Statement (No. 33-20827) filed on December 19, 1994, and refiled electronically with Post-Effective Amendment No. 61 to Registrant’s Registration Statement filed on October 30, 1998.

(12)	Articles Supplementary of Registrant are incorporated herein by reference to Post-Effective Amendment No. 22 to the Registrant’s Registration Statement (No. 33-20827) filed on December 19, 1994, and refiled electronically with Post-Effective Amendment No. 61 to Registrant’s Registration Statement filed on October 30, 1998.

(13)	Articles Supplementary of Registrant are incorporated herein by reference to Post-Effective Amendment No. 22 to the Registrant’s Registration Statement (No. 33-20827) filed on December 19, 1994, and refiled electronically with Post-Effective Amendment No. 61 to Registrant’s Registration Statement filed on October 30, 1998.

(14)	Articles Supplementary of Registrant are incorporated herein by reference to Post-Effective Amendment No. 22 to the Registrant’s Registration Statement (No. 33-20827) filed on December 19, 1994, and refiled electronically with Post-Effective Amendment No. 61 to Registrant’s Registration Statement filed on October 30, 1998.

(15)	Articles Supplementary of Registrant are incorporated herein by reference to Post-Effective Amendment No. 27 to the Registrant’s Registration Statement (No. 33-20827) filed on March 31, 1995.

(16)	Articles Supplementary of Registrant are incorporated herein by reference to Post-Effective Amendment No. 34 to the Registrant’s Registration Statement (No. 33-20827) filed on May 16, 1996.

(17)	Articles Supplementary of Registrant are incorporated herein by reference to Post-Effective Amendment No. 39 to the Registrant’s Registration Statement (No. 33-20827) filed on October 11, 1996.

(18)	Articles Supplementary of Registrant are incorporated herein by reference to Post-Effective Amendment No. 45 to the Registrant’s Registration Statement (No. 33-20827) filed on May 9, 1997.

(19)	Articles of Amendment to Charter of the Registrant are incorporated herein by reference to Post-Effective Amendment No. 46 to the Registrant’s Registration Statement (No. 33-20827) filed on September 25, 1997.

(20)	Articles Supplementary of Registrant are incorporated herein by reference to Post-Effective Amendment No. 46 to the Registrant’s Registration Statement (No. 33-20827) filed on September 25, 1997.

(21)	Articles Supplementary of Registrant are incorporated herein by reference to Post-Effective Amendment No. 60 to the Registrant’s Registration Statement (No. 33-20827) filed on October 29, 1998.

(22)	Articles Supplementary of Registrant are incorporated herein by reference to Post-Effective Amendment No. 60 to the Registrant’s Registration Statement (No. 33-20827) filed on October 29, 1998.

(23)	Articles Supplementary of Registrant are incorporated herein by reference to Post-Effective Amendment No. 63 to the Registrant’s Registration Statement (No. 33-20827) filed on December 14, 1998.

(24)	Articles Supplementary of Registrant are incorporated herein by reference to Post-Effective Amendment No. 63 to the Registrant’s Registration Statement (No. 33-20827) filed on December 14, 1998.

(25)	Articles Supplementary of Registrant are incorporated herein by reference to Post-Effective Amendment No. 67 to the Registrant’s Registration Statement (No. 33-20827) filed on September 30, 1999.

(26)	Articles Supplementary of Registrant are incorporated herein by reference to Post-Effective Amendment No. 69 to the Registrant’s Registration Statement (No. 33-20827) filed on November 29, 1999.

(27)	Articles of Amendment to Charter of the Registrant are incorporated herein by reference to Post-Effective Amendment No. 71 to the Registrant’s Registration Statement (No. 33-20827) filed on December 29, 2000.

(28)	Articles Supplementary of Registrant are incorporated herein by reference to Post-Effective Amendment No. 71 to the Registrant’s Registration Statement (No. 33-20827) filed on December 29, 2000.

(29)	Articles Supplementary of Registrant are incorporated herein by reference to Post-Effective Amendment No. 71 to the Registrant’s Registration Statement (No. 33-20827) filed on December 29, 2000.

(30)	Articles of Amendment to Charter of the Registrant are incorporated herein by reference to Post-Effective Amendment No. 71 to the Registrant’s Registration Statement (No. 33-20827) filed on December 29, 2000.

(31)	Articles Supplementary of Registrant are incorporated herein by reference to Post-Effective Amendment No. 73 to the Registrant’s Registration Statement (No. 33-20827) filed on March 15, 2001.

(32)	Articles Supplementary of Registrant (Boston Partners Bond Fund - Institutional Class and Boston Partners Bond Fund - Investor Class) are incorporated herein by reference to Post-Effective Amendment No. 77 to the Registrant’s Registration Statement (No. 33-20827) filed on May 15, 2002.

(33)	Articles of Amendment to Charter of the Registrant (Boston Partners All-Cap Value Fund - Institutional Class and Boston Partners Bond Fund - Institutional Class) are incorporated herein by reference to Post-Effective Amendment No. 77 to the Registrant’s Registration Statement (No. 33-20827) filed on May 15, 2002.

(34)	Articles Supplementary of Registrant (Schneider Value Fund) are incorporated herein by reference to Post-Effective Amendment No. 78 to the Registrant’s Registration Statement (No. 33-20827) filed on May 16, 2002.

(35)	Articles Supplementary of Registrant (Institutional Liquidity Fund for Credit Unions and Liquidity Fund for Credit Union Members) are incorporated herein by reference to Post-Effective Amendment No. 84 to the Registrant’s Registration Statement (No. 33-20827) filed on December 29, 2003.

(36)	Articles of Amendment to Charter of the Registrant are incorporated herein by reference to Post-Effective Amendment No. 89 to the Registrant’s Registration Statement (No. 33-20827) filed on December 30, 2004.

(37)	Articles Supplementary of Registrant (Robeco WPG Core Bond Fund – Investor Class, Robeco WPG Core Bond Fund – Institutional Class, Robeco WPG Tudor Fund – Institutional Class, Robeco WPG Large Cap Growth Fund – Institutional Class) are incorporated herein by reference to Post-Effective Amendment No. 93 to the Registrant’s Registration Statement (No. 33-20827) filed on March 4, 2005.

(38)	Certificate of Correction of Registrant is incorporated herein by reference to Post-Effective Amendment No. 95 to the Registrant’s Registration Statement (No. 33-20827) filed on March 23, 2005.

(39)	Articles Supplementary of Registrant (Robeco WPG Core Bond Fund – Investor Class, Robeco WPG Core Bond Fund – Institutional Class, Robeco WPG Tudor Fund – Institutional Class, Robeco WPG 130/30 Large Cap Core Fund f/k/a Robeco WPG Large Cap Growth Fund – Institutional Class) are incorporated herein by reference to Post-Effective Amendment No. 95 to the Registrant’s Registration Statement (No. 33-20827) filed on March 23, 2005.

(40)	Articles Supplementary of Registrant (Senbanc Fund) are incorporated herein by reference to Post-Effective Amendment No. 96 to the Registrant’s Registration Statement (No. 33-20827) filed on June 6, 2005.

(41)	Articles of Amendment of Registrant (Robeco WPG Core Bond Fund – Retirement Class) are incorporated herein by reference to Post-Effective Amendment No. 97 to the Registrant’s Registration Statement (No. 33-20827) filed on August 19, 2005.

(42)	Articles Supplementary of Registrant (Robeco WPG Core Bond Fund – Investor Class) are incorporated herein by reference to Post-Effective Amendment No. 99 to the Registrant’s Registration Statement (No. 33-20827) filed on September 27, 2005.

(43)	Articles Supplementary of Registrant (Bear Stearns CUFS MLP Mortgage Portfolio) are incorporated herein by reference to Post-Effective Amendment No. 104 to the Registrant's Registration Statement (No.33-20827) filed on July 18, 2006.

(44)	Articles of Amendment of Registrant (Bear Stearns CUFS MLP Mortgage Portfolio) are incorporated herein by reference to Post-Effective Amendment No. 108 to the Registrant's Registration Statement (No.33-20827) filed on December 14, 2006.

(45)	Articles Supplementary of Registrant (Bear Stearns Enhanced Yield Fund) are incorporated herein by reference to Post-Effective Amendment No. 109 to Registrant’s Registration Statement (No. 33-20827) filed on December 15, 2006.

(46)	Articles Supplementary of Registrant (Marvin & Palmer Large Cap Growth Fund) are incorporated herein by reference to Post-Effective Amendment No. 109 to Registrant’s Registration Statement (No. 33-20827)

filed on December 15, 2006.

	(47)	Articles of Amendment of Registrant (Bear Stearns Enhanced Yield Fund) are incorporated herein by reference to Post-Effective Amendment No. 111 to the Registrant’s Registration Statement (No. 33-20827) filed on February 28, 2007.

	(48)	Articles Supplementary of Registrant (Bear Stearns Enhanced Income Fund f/k/a/ Bear Stearns Enhanced Yield Fund) are incorporated herein by reference to Post-Effective Amendment No. 111 to the Registrant’s Registration Statement (No. 33-20827) filed on February 28, 2007.

	(49)	Articles Supplementary of Registrant (Free Market U.S. Equity Fund, Free Market International Equity Fund, Free Market Fixed-Income Fund) incorporated herein by reference to Post-Effective Amendment No. 112 to the Registrant’s Registration Statement (No. 33-20827) filed on June 1, 2007.

	(50)	Articles Supplementary of Registrant (Robeco WPG 130/30 Large Cap Core Fund – Investor Class) are incorporated herein by reference to Post-Effective Amendment No.113 to the Registrant’s Registration Statement (No.33-20827) filed on July 13, 2007.

	(51)	Articles Supplementary of Registrant (SAM Sustainable Water Fund, SAM Sustainable Climate Fund) are incorporated herein by reference to Post-Effective Amendment No.114 to the Registrant’s Registration Statement (No.33-20827) filed on July 17, 2007.

	(52)	Articles of Amendment of Registrant (Robeco WPG 130/30 Large Cap Core Fund – Institutional Class) are incorporated herein by reference to Post-Effective Amendment No.116 to the Registrant’s Registration Statement (No.33-20827) filed on September 4, 2007.

(b)		By-Laws.

	(1)	By-Laws, as amended are incorporated herein by reference to Post-Effective Amendment No. 89 to the Registrant’s Registration Statement (No. 33-20827) filed on December 30, 2004.

(c)		Instruments Defining Rights of Security Holders.

	(1)	See Articles VI, VII, VIII, IX and XI of Registrant’s Articles of 1 Incorporation dated February 17, 1988 which are incorporated herein by reference to Registrant’s Registration Statement (No. 33-20827) filed on March 24, 1988, and refiled electronically with Post-Effective Amendment No. 61 to Registrant’s Registration Statement filed on October 30, 1998.

	(2)	See Articles II, III, VI, XIII, and XIV of Registrant’s By-Laws as amended through August 25, 2004, which are incorporated herein by reference to Post-Effective Amendment No. 89 to the Registrant’s Registration Statement (No. 33-20827) filed on December 30, 2004.

(d)		Investment Advisory Contracts.

	(1)	Investment Advisory Agreement (Money Market) between Registrant and Provident Institutional Management Corporation, dated as of August 16, 1988 is incorporated herein by reference to Post-Effective Amendment No. 1 to Registrant’s Registration Statement (No. 33-20827) filed on March 23, 1989, and refiled electronically with Post-Effective Amendment No. 61 to Registrant’s Registration Statement filed on October 30, 1998.

	(2)	Sub-Advisory Agreement (Money Market) between Provident Institutional Management Corporation and Provident National Bank, dated as of August 16, 1988 is incorporated herein by reference to Post-Effective Amendment No. 1 to Registrant’s Registration Statement (No. 33-20827) filed on March 23, 1989, and refiled electronically with Post-Effective Amendment No. 61 to Registrant’s Registration Statement filed on October 30, 1998.

	(3)	Assumption Agreement (Money Market Fund) between PNC Bank, N.A. and BlackRock Institutional Management Corporation (formerly PNC Institutional Management Corporation) dated April 29, 1998 is incorporated herein by reference to Post-Effective Amendment No. 67 to the Registrant’s Registration Statement (No. 33-20827) filed on September 30, 1999.

	(4)	Amended and Restated Investment Advisory Agreement (Boston Partners Large Cap Value Fund) between Registrant and Boston Partners Asset Management, L.P. is incorporated herein by reference to Post-Effective Amendment No. 105 to the Registrant’s Registration Statement (No. 33-20827) filed on October

30, 2006.

(5)	Investment Advisory Agreement (Boston Partners Mid Cap Value Fund) between Registrant and Boston Partners Asset Management, L.P. is incorporated herein by reference to Post-Effective Amendment No. 83 to the Registrant’s Registration Statement (No. 33-20827) filed on April 8, 2003.

(6)	Investment Advisory Agreement (Schneider Small Cap Value Fund) between Registrant and Schneider Capital Management Company is incorporated herein by reference to Post-Effective Amendment No. 60 to the Registrant’s Registration Statement (No. 33-20827) filed on October 29, 1998.

(7)	Investment Advisory Agreement (Boston Partners Small Cap Value Fund II (formerly Micro Cap Value)) between Registrant and Boston Partners Asset Management, L.P. is incorporated herein by reference to Post-Effective Amendment No. 83 to the Registrant’s Registration Statement (No. 33-20827) filed on April 8, 2003.

(8)	Investment Advisory Agreement (Boston Partners Long/Short Equity Fund (formerly Market Neutral)) between Registrant and Boston Partners Asset Management, L.P. is incorporated herein by reference to Post-Effective Amendment No. 83 to the Registrant’s Registration Statement (No. 33-20827) filed on April 8, 2003.

(9)	Investment Advisory Agreement (Bogle Small Cap Growth Fund) between Registrant and Bogle Investment Management, L.P. is incorporated herein by reference to Post-Effective Amendment No. 67 to the Registrant’s Registration Statement (No. 33-20827) filed on September 30, 1999.

(10)	Amended and Restated Investment Advisory Agreement (Boston Partners All-Cap Value Fund) between Registrant and Boston Partners Asset Management, L.P. is incorporated herein by reference to Post-Effective Amendment No. 105 to the Registrant’s Registration Statement (No. 33-20827) filed on October 30, 2006.

(11)	Investment Advisory Agreement (Schneider Value Fund) between Registrant and Schneider Capital Management Company is incorporated herein by reference to Post-Effective Amendment No. 80 to the Registrant’s Registration Statement (No. 33-20827) filed on November 1, 2002.

(12)	Investment Advisory Agreement (Robeco WPG Core Bond Fund) between Registrant and Weiss, Peck & Greer Investments is incorporated herein by reference to Post-Effective Amendment No. 98 to the Registrant’s Registration Statement (No. 33-20827) filed on August 30, 2005.

(13)	Investment Advisory Agreement (Senbanc Fund) dated August 31, 2005 between Registrant and Hilliard Lyons Research Advisors is incorporated herein by reference to Post-Effective Amendment No. 99 to the Registrant’s Registration Statement (No. 33-20827) filed on September 27, 2005.

(14)	Investment Advisory Agreement (Robeco WPG Large Cap Growth Fund) between Registrant and Weiss, Peck & Greer Investments is incorporated herein by reference to Post-Effective Amendment No. 100 to the Registrant’s Registration Statement (No. 33-20827) filed on November 25, 2005.

(15)	Investment Advisory Agreement (Robeco WPG Small Cap Value Fund f/k/a Robeco WPG Tudor Fund) between Registrant and Weiss, Peck & Greer Investments is incorporated herein by reference to Post-Effective Amendment No. 100 to the Registrant’s Registration Statement (No. 33-20827) filed on November 25, 2005.

(16)	Contractual Fee Waiver Agreement (Robeco WPG Core Bond Fund, Robeco WPG Large Cap Growth Fund and Robeco WPG Tudor Fund) dated April 29, 2005 between Registrant and Weiss, Peck & Greer Investments is incorporated herein by reference to Post-Effective Amendment No. 100 to the Registrant’s Registration Statement (No. 33-20827) filed on November 25, 2005.

(17)	Investment Advisory Agreement (Bear Stearns CUFS MLP Mortgage Portfolio) between Registrant and Bear Stearns Asset Management Inc. is incorporated herein by reference to Post-Effective Amendment No. 108 to the Registrant's Registration Statement (No.33-20827) filed on December 14, 2006.

(18)	Interim Investment Advisory and Administration Agreement (Money Market Portfolio) between Registrant and BlackRock Institutional Management Corp. is incorporated herein by reference to Post-Effective Amendment No. 105 to the Registrant’s Registration Statement (No. 33-20827) filed on October 30, 2006.

(19)	Investment Advisory and Administration Agreement (Money Market Portfolio) between Registrant and BlackRock Institutional Management Corp. is incorporated herein by reference to Post-Effective Amendment No. 112 to the Registrant’s Registration Statement (No. 33-20827) filed on June 1, 2007.

(20)	Investment Advisory Agreement (Bear Stearns Enhanced Income Fund f/k/a/ Bear Stearns Enhanced Yield Fund) between Registrant and Bear Stearns Asset Management Inc. is incorporated herein by reference to Post-Effective Amendment No. 112 to the Registrant’s Registration Statement (No. 33-20827) filed on June 1, 2007.

(21)	Form of Investment Advisory Agreement (Marvin & Palmer Large Cap Growth Fund) between Registrant and Marvin & Palmer Associates Inc. is incorporated herein by reference to Post-Effective Amendment No. 109 to Registrant’s Registration Statement (No. 33-20827) filed on December 15, 2006.

(22)	Form of Investment Advisory Agreement (Free Market U.S. Equity Fund, Free Market International Equity Fund, Free Market Fixed-Income Fund) between Registrant and Abundance Technologies, Inc. is incorporated herein by reference to Post-Effective Amendment No. 112 to the Registrant’s Registration Statement (No. 33-20827) filed on June 1, 2007.

(23)	Form of Investment Advisory Agreement (SAM Sustainable Water Fund) between Registrant and Sustainable Asset Management USA, Inc. is incorporated herein by reference to Post-Effective Amendment No. 118 to the Registrant’s Registration Statement (No. 33-20827) filed on September 28, 2007.

(24)	Form of Investment Advisory Agreement (SAM Sustainable Climate Fund) between Registrant and Sustainable Asset Management USA, Inc. is incorporated herein by reference to Post-Effective Amendment No. 118 to the Registrant’s Registration Statement (No. 33-20827) filed on September 28, 2007.

(25)	Contractual Fee Waiver Agreement (Schneider Small Cap Value Fund) dated October 9, 2006, between Registrant and Schneider Capital Management Company is incorporated herein by reference to Post-Effective Amendment No. 110 to Registrant’s Registration Statement (No. 33-20827) filed on December 29, 2006.

(26)	Contractual Fee Waiver Agreement (Schneider Value Fund) dated October 9, 2006, between Registrant and Schneider Capital Management Company is incorporated herein by reference to Post-Effective Amendment No. 110 to Registrant’s Registration Statement (No. 33-20827) filed on December 29, 2006.

(27)	Contractual Fee Waiver Agreement (Bogle Small Cap Growth Fund) dated October 10, 2006, between Registrant and Schneider Capital Management Company is incorporated herein by reference to Post-Effective Amendment No. 110 to Registrant’s Registration Statement (No. 33-20827) filed on December 29, 2006.

(28)	Contractual Fee Waiver Agreement (Robeco Boston Partners Large Cap Value Fund, Robeco Boston Partners Small Cap Value Fund II, Robeco Boston Partners Mid Cap Value Fund, Robeco Boston Partners All-Cap Value Fund, Robeco Boston Partners Long/Short Equity Fund, Robeco WPG Core Bond Fund, Robeco WPG Large Cap Growth Fund, and Robeco WPG Small Cap Value Fund and Robeco WPG 130/30 Large Cap Core Fund) dated September 4, 2007 is incorporated herein by reference to Post-Effective Amendment No.116 to the Registrant’s Registration Statement (No.33-20827) filed on September 4, 2007.

(29)	Form of Contractual Fee Waiver Agreement (Free Market U.S. Equity Fund, Free Market International Equity Fund, Free Market Fixed-Income Fund) between Registrant and Abundance Technologies, Inc. is incorporated herein by reference to Post-Effective Amendment No. 112 to the Registrant’s Registration Statement (No. 33-20827) filed on June 1, 2007.

(30)	Form of Contractual Fee Waiver Agreement (SAM Sustainable Water Fund, SAM Sustainable Climate Fund) between Registrant and Sustainable Asset Management USA, Inc. is incorporated herein by reference to Post-Effective Amendment No. 118 to the Registrant’s Registration Statement (No. 33-20827) filed on September 28, 2007.

(31)	Contractual Fee Waiver Agreement (Bear Stearns Enhanced Income Fund) between Registrant and Bear Stearns Asset Management to be filed by amendment.

	(32)	Assumption Agreement (Robeco Boston Partners Small Cap Value Fund II, Robeco Boston Partners Long/Short Equity Fund, Robeco Boston Partners Large Cap Value Fund, Robeco Boston Partners Mid Cap Value Fund, Robeco Boston Partners All-Cap Value Fund) between Boston Partners Asset Management and Robeco Investment Management, Inc. dated January 1, 2007 is incorporated herein by reference to Post-Effective Amendment No. 111 to the Registrant’s Registration Statement (No. 33-20827) filed on February 28, 2007.

	(33)	Assumption Agreement (Robeco WPG Core Bond Fund, Robeco WPG Large Cap Growth Fund, and Robeco WPG Small Cap Value Fund f/k/a Robeco WPG Tudor Fund) between Weiss, Peck, & Greer Investments and Robeco Investment Management, Inc. dated January 1, 2007 is incorporated herein by reference to Post-Effective Amendment No. 111 to the Registrant’s Registration Statement (No. 33-20827) filed on February 28, 2007.

(e)		Underwriting Contracts.

	(1)	Distribution Agreement between Registrant and PFPC Distributors, Inc. dated as of January 2, 2001 is incorporated herein by reference to Post-Effective Amendment No. 73 to the Registrant’s Registration Statement (No. 33-20827) filed on March 15, 2001.

	(2)	Distribution Agreement Supplement (Boston Partners All-Cap Value Fund - Investor Class) between Registrant and PFPC Distributors, Inc. is incorporated herein by reference to Post-Effective Amendment No. 80 to the Registrant’s Registration Statement (No. 33-20827) filed on November 1, 2002.

	(3)	Distribution Agreement Supplement (Boston Partners All-Cap Value Fund - Institutional Class) between Registrant and PFPC Distributors, Inc. is incorporated herein by reference to Post-Effective Amendment No. 80 to the Registrant’s Registration Statement (No. 33-20827) filed on November 1, 2002.

	(4)	Distribution Agreement Supplement (Schneider Value Fund) between Registrant and PFPC Distributors, Inc. is incorporated herein by reference to Post-Effective Amendment No. 80 to the Registrant’s Registration Statement (No. 33-20827) filed on November 1, 2002.

	(5)	Distribution Agreement Supplement (Senbanc Fund) between Registrant and PFPC Distributors, Inc. is incorporated herein by reference to Post-Effective Amendment No. 100 to the Registrant’s Registration Statement (No. 33-20827) filed on November 25, 2005.

	(6)	Distribution Agreement Supplement (Robeco WPG Core Bond Fund – Institutional Class) between Registrant and PFPC Distributors, Inc. is incorporated herein by reference to Post-Effective Amendment No. 101 to the Registrant’s Registration Statement (No. 33-20827) filed on December 29, 2005.

	(7)	Distribution Agreement Supplement (Robeco WPG Large Cap Growth Fund – Institutional Class) between Registrant and PFPC Distributors, Inc. is incorporated herein by reference to Post-Effective Amendment No. 101 to the Registrant’s Registration Statement (No. 33-20827) filed on December 29, 2005.

	(8)	Distribution Agreement Supplement (Robeco WPG Tudor Fund - Institutional Class) between Registrant and PFPC Distributors, Inc. is incorporated herein by reference to Post-Effective Amendment No. 101 to the Registrant’s Registration Statement (No. 33-20827) filed on December 29, 2005.

	(9)	Distribution Agreement Supplement (Robeco WPG Core Bond Fund - Retirement Class) between Registrant and PFPC Distributors, Inc. is incorporated herein by reference to Post-Effective Amendment No. 103 to the Registrant’s Registration Statement (No. 33-20827) filed on July 18, 2006.

	(10)	Distribution Agreement Supplement (Robeco WPG Core Bond Fund - Investor Class) between Registrant and PFPC Distributors, Inc. is incorporated herein by reference to Post-Effective Amendment No. 103 to the Registrant’s Registration Statement (No. 33-20827) filed on July 18, 2006.

	(11)	Distribution Agreement Supplement (Bear Stearns CUFS MLP Mortgage Portfolio) between Registrant and PFPC Distributors, Inc. is incorporated herein by reference to Post-Effective Amendment No. 108 to the Registrant's Registration Statement (No.33-20827) filed on December 14, 2006.

	(12)	Distribution Agreement Supplement (Bear Stearns Enhanced Income Fund f/k/a/ Bear Stearns Enhanced Yield Fund) between Registrant and PFPC Distributors, Inc. is incorporated herein by reference to Post-Effective Amendment No. 112 to the Registrant’s Registration Statement (No. 33-20827) filed on June 1, 2007.

	(13)	Form of Distribution Agreement Supplement (Marvin & Palmer Large Cap Growth Fund) between Registrant and PFPC Distributors, Inc. is incorporated herein by reference to Post-Effective Amendment No. 109 to the Registrant’s Registration Statement (No. 33-20827) filed on December 15, 2006.

	(14)	Form of Distribution Agreement Supplement (Free Market U.S. Equity Fund, Free Market International Equity Fund, Free Market Fixed-Income Fund) between Registrant and PFPC Distributors, Inc. is incorporated herein by reference to Post-Effective Amendment No. 112 to the Registrant’s Registration Statement (No. 33-20827) filed on June 1, 2007.

	(15)	Form of Distribution Agreement Supplement (SAM Sustainable Water Fund) between Registrant and Sustainable Asset Management USA, Inc. is incorporated herein by reference to Post-Effective Amendment No. 118 to the Registrant’s Registration Statement (No. 33-20827) filed on September 28, 2007.

	(16)	Form of Distribution Agreement Supplement (SAM Sustainable Climate Fund) between Registrant and Sustainable Asset Management USA, Inc. is incorporated herein by reference to Post-Effective Amendment No. 118 to the Registrant’s Registration Statement (No. 33-20827) filed on September 28, 2007.

(f)		Bonus or Profit Sharing Contracts.

	(1)	Fund Office Retirement Profit-Sharing and Trust Agreement, dated as of October 24, 1990, as amended is incorporated herein by reference to Post-Effective Amendment No. 49 to the Registrant’s Registration Statement (No. 33-20827) filed on December 1, 1997.

	(2)	Form of Amendment No. 1 to Fund Office Retirement Profit Sharing Plan and Trust Reflecting EGTRRA is incorporated herein by reference to Post-Effective Amendment No. 80 to the Registrant’s Registration Statement (No. 33-20827) filed on November 1, 2002.

(g)		Custodian Agreements.

	(1)	Custodian Agreement between Registrant and Provident National Bank dated as of August 16, 1988 is incorporated herein by reference to Post-Effective Amendment No. 1 to Registrant’s Registration Statement (No. 33-20827) filed on March 23, 1989, and refiled electronically with Post-Effective Amendment No. 61 to Registrant’s Registration Statement filed on October 30, 1998.

	(2)	Sub-Custodian Agreement among The Chase Manhattan Bank, N.A., the Registrant and Provident National Bank, dated as of July 13, 1992, relating to custody of Registrant’s foreign securities is incorporated herein by reference to Post-Effective Amendment No. 8 to the Registrant’s Registration Statement (No. 33-20827) filed on October 22, 1992, and refiled electronically with Post-Effective Amendment No. 61 to Registrant’s Registration Statement filed on October 30, 1998.

	(3)	Amendment No. 1 to Custodian Agreement dated August 16, 1988 is incorporated herein by reference to Post-Effective Amendment No. 7 to the Registrant’s Registration Statement (No. 33-20827) filed on July 15, 1992, and refiled electronically with Post-Effective Amendment No. 61 to Registrant’s Registration Statement filed on October 30, 1998.

	(4)	Custodian Contract between Registrant and State Street Bank and Trust Company is incorporated herein by reference to Post-Effective Amendment No. 21 to the Registrant’s Registration Statement (No. 33-20827) filed on October 28, 1994, and refiled electronically with Post-Effective Amendment No. 61 to Registrant’s Registration Statement filed on October 30, 1998.

	(5)	Custodian Agreement Supplement between Registrant and PNC Bank, National Association dated October 16, 1996 is incorporated herein by reference to Post-Effective Amendment No. 41 to the Registrant’s Registration Statement (No. 33-20827) filed on November 27, 1996.

	(6)	Custodian Agreement Supplement (Boston Partners Mid Cap Value Fund) between Registrant and PNC Bank, National Association is incorporated herein by reference to Post-Effective Amendment No. 46 to the Registrant’s Registration Statement (No. 33-20827) filed on September 25, 1997.

(7)	Custodian Agreement Supplement (Boston Partners Bond Fund) between Registrant and PNC Bank, N.A. is incorporated herein by reference to Post-Effective Amendment No. 51 to the Registrant’s Registration Statement (No. 33-20827) filed on December 8, 1997.

(8)	Custodian Agreement Supplement (Schneider Small Cap Value Fund) between Registrant and PNC Bank, N.A. is incorporated herein by reference to Post-Effective Amendment No. 60 to the Registrant’s Registration Statement (No. 33-20827) filed on October 29, 1998.

(9)	Custodian Agreement Supplement (Boston Partners Small Cap Value Fund II (formerly Micro Cap Value)) between Registrant and PNC Bank, N.A. is incorporated herein by reference to Post-Effective Amendment No. 60 to the Registrant’s Registration Statement (No. 33-20827) filed on October 29, 1998.

(10)	Custodian Agreement Supplement (Boston Partners Long/Short Equity Fund (formerly Market Neutral)) between Registrant and PNC Bank, N.A. is incorporated herein by reference to Post-Effective Amendment No. 63 to the Registrant’s Registration Statement (No. 33-20827) filed on December 14, 1998.

(11)	Form of Custodian Agreement Supplement (Boston Partners Fund - formerly Long Short Equity) between Registrant and PFPC Trust Company is incorporated herein by reference to Post-Effective Amendment No. 65 to the Registrant’s Registration Statement (No. 33-20827) filed on May 19, 1999.

(12)	Custodian Agreement Supplement (Bogle Small Cap Growth Fund) between Registrant and PFPC Trust Company is incorporated herein by reference to Post-Effective Amendment No. 67 to the Registrant’s Registration Statement (No. 33-20827) filed on September 30, 1999.

(13)	Letter Agreement among Registrant, The Chase Manhattan Bank and PFPC Trust Company, dated as of July 2, 2001, relating to custody of Registrant’s foreign securities is incorporated herein by reference to Post-Effective Amendment No. 77 to the Registrant’s Registration Statement (No. 33-20827) filed on May 15, 2002.

(14)	Custodian Agreement Supplement (Boston Partners All-Cap Value Fund) between Registrant and PFPC Trust Company is incorporated herein by reference to Post-Effective Amendment No. 80 to the Registrant’s Registration Statement (No. 33-20827) filed on November 1, 2002.

(15)	Custodian Agreement Supplement (Schneider Value Fund) between Registrant and PFPC Trust Company is incorporated herein by reference to Post-Effective Amendment No. 80 to the Registrant’s Registration Statement (No. 33-20827) filed on November 1, 2002.

(16)	Custodian Agreement (Robeco WPG Core Bond Fund, Robeco WPG 130/30 Large Cap Core Fund f/k/a Robeco WPG Large Cap Growth Fund, and Robeco WPG Small Cap Value Fund f/k/a Robeco WPG Tudor Fund) between Registrant and Mellon Trust of New England N.A. is incorporated herein by reference to Post-Effective Amendment No. 103 to the Registrant’s Registration Statement (No. 33-20827) filed on July 18, 2006.

(17)	Custodian Agreement Supplement (Senbanc Fund) between Registrant and PFPC Trust Company is incorporated herein by reference to Post-Effective Amendment No. 100 to the Registrant’s Registration Statement (No. 33-20827) filed on November 25, 2005.

(18)	Custodian Agreement among Registrant, PFPC Trust Company and Citibank, N.A., dated as of September 13, 2005, relating to custody of Registrant’s foreign securities is incorporated herein by reference to Post-Effective Amendment No. 101 to the Registrant’s Registration Statement (No. 33-20827) filed on December 29, 2005.

(19)	Custodian Agreement Supplement (Bear Stearns CUFS MLP Mortgage Portfolio) between Registrant and PFPC Trust Company is incorporated herein by reference to Post-Effective Amendment No. 108 to the Registrant's Registration Statement (No.33-20827) filed on December 14, 2006.

(20)	Custodian Agreement Supplement (Bear Stearns Enhanced Income Fund f/k/a/ Bear Stearns Enhanced Yield Fund) between Registrant and PFPC Trust Company is incorporated herein by reference to Post-Effective Amendment No. 112 to the Registrant’s Registration Statement (No. 33-20827) filed on June 1, 2007.

(21)	Form of Custodian Agreement Supplement (Marvin & Palmer Large Cap Growth Fund) between Registrant and PFPC Trust Company is incorporated herein by reference to Post-Effective Amendment No.

109 to the Registrant’s Registration Statement (No. 33-20827) filed on December 15, 2006.

	(22)	Form of Custodian Agreement Supplement (Free Market U.S. Equity Fund, Free Market International Equity Fund, Free Market Fixed-Income Fund) between Registrant and PFPC Trust Company is incorporated herein by reference to Post-Effective Amendment No. 112 to the Registrant’s Registration Statement (No. 33-20827) filed on June 1, 2007.

	(23)	Form of Custodian Agreement Supplement (SAM Sustainable Water Fund) between Registrant and PFPC Trust Company is filed is incorporated herein by reference to Post-Effective Amendment No. 118 to the Registrant’s Registration Statement (No. 33-20827) filed on September 28, 2007.

	(24)	Form of Custodian Agreement Supplement (SAM Sustainable Climate Fund) between Registrant and PFPC Trust Company is incorporated herein by reference to Post-Effective Amendment No. 118 to the Registrant’s Registration Statement (No. 33-20827) filed on September 28, 2007.

(h)		Other Material Contracts.

	(1)	Transfer Agency Agreement (Sansom Street) between Registrant and Provident Financial Processing Corporation, dated as of August 16, 1988 is incorporated herein by reference to Post-Effective Amendment No. 1 to Registrant’s Registration Statement (No. 33-20827) filed on March 23, 1989, and refiled electronically with Post-Effective Amendment No. 61 to Registrant’s Registration Statement filed on October 30, 1998.

	(2)	Shareholder Servicing Agreement (Sansom Street Money Market) is incorporated herein by reference to Post-Effective Amendment No. 1 to Registrant’s Registration Statement (No. 33-20827) filed on March 23, 1989, and refiled electronically with Post-Effective Amendment No. 61 to Registrant’s Registration Statement filed on October 30, 1998.

	(3)	Shareholder Servicing Agreement (Sansom Street Government Obligations Money Market) is incorporated herein by reference to Post-Effective Amendment No. 1 to Registrant’s Registration Statement (No. 33-20827) filed on March 23, 1989, and refiled electronically with Post-Effective Amendment No. 61 to Registrant’s Registration Statement filed on October 30, 1998.

	(4)	Shareholder Services Plan (Sansom Street Money Market) is incorporated herein by reference to Post-Effective Amendment No. 1 to Registrant’s Registration Statement (No. 33-20827) filed on March 23, 1989, and refiled electronically with Post-Effective Amendment No. 61 to Registrant’s Registration Statement filed on October 30, 1998.

	(5)	Transfer Agency Agreement (Bedford Money Market) between Registrant and Provident Financial Processing Corporation, dated as of August 16, 1988 is incorporated herein by reference to Post-Effective Amendment No. 1 to Registrant’s Registration Statement (No. 33-20827) filed on March 23, 1989, and refiled electronically with Post-Effective Amendment No. 61 to Registrant’s Registration Statement filed on October 30, 1998.

	(6)	Transfer Agency Agreement and Supplements (Bradford, Beta, Gamma, Delta, Epsilon, Zeta, Eta and Theta) between Registrant and Provident Financial Processing Corporation dated as of November 5, 1991 is incorporated herein by reference to Post-Effective Amendment No. 7 to the Registrant’s Registration Statement (No. 33-20827) filed on July 15, 1992, and refiled electronically with Post-Effective Amendment No. 61 to Registrant’s Registration Statement filed on October 30, 1998.

	(7)	Transfer Agency and Service Agreement between Registrant and State Street Bank and Trust Company and PFPC Inc. dated February 1, 1995 is incorporated herein by reference to Post-Effective Amendment No. 28 to the Registrant’s Registration Statement (No. 33-20827) filed on October 6, 1995.

	(8)	Supplement to Transfer Agency and Service Agreement between Registrant, State Street Bank and Trust Company, Inc. and PFPC dated April 10, 1995 is incorporated herein by reference to Post-Effective Amendment No. 28 to the Registrant’s Registration Statement (No. 33-20827) filed on October 6, 1995.

	(9)	Amended and Restated Credit Agreement dated December 15, 1994 is incorporated herein by reference to Post-Effective Amendment No. 29 to the Registrant’s Registration Statement (No. 33-20827) filed on October 25, 1995.

(10)	Transfer Agreement and Service Agreement between Registrant and State Street Bank and Trust Company is incorporated herein by reference to Post-Effective Amendment No. 37 to the Registrant’s Registration Statement (No. 33-20827) filed on July 30, 1996.

(11)	Administration and Accounting Services Agreement (Boston Partners Large Cap Value Fund) between Registrant and PFPC Inc. dated October 16, 1996 is incorporated herein by reference to Post-Effective Amendment No. 45 to the Registrant’s Registration Statement (No. 33-20827) filed on May 9, 1997.

(12)	Transfer Agency Agreement Supplement (Boston Partners Large Cap Value Fund, Institutional Class) between Registrant and PFPC Inc. is incorporated herein by reference to Post-Effective Amendment No. 41 to the Registrant’s Registration Statement (No. 33-20827) filed on November 27, 1996.

(13)	Transfer Agency Agreement Supplement (Boston Partners Large Cap Value Fund - Investor Class) between Registrant and PFPC Inc. is incorporated herein by reference to Post-Effective Amendment No. 41 to the Registrant’s Registration Statement (No. 33-20827) filed on November 27, 1996.

(14)	Transfer Agency Agreement Supplement (Boston Partners Mid Cap Value Fund - Institutional Class) between Registrant and PFPC Inc. is incorporated herein by reference to Post-Effective Amendment No. 46 to the Registrant’s Registration Statement (No. 33-20827) filed on September 25, 1997.

(15)	Transfer Agency Agreement Supplement (Boston Partners Mid Cap Value Fund - Investor Class) between Registrant and PFPC Inc. is incorporated herein by reference to Post-Effective Amendment No. 46 to the Registrant’s Registration Statement (No. 33-20827) filed on September 25, 1997.

(16)	Administration and Accounting Services Agreement (Boston Partners Mid Cap Value Fund) between Registrant and PFPC Inc. dated, May 30, 1997 is incorporated herein by reference to Post-Effective Amendment No. 46 to the Registrant’s Registration Statement (No. 33-20827) filed on September 25, 1997.

(17)	Administration and Accounting Services Agreement (Schneider Small Cap Value Fund) between Registrant and PFPC Inc. is incorporated herein by reference to Post-Effective Amendment No. 60 to the Registrant’s Registration Statement (No. 33-20827) filed on October 29, 1998.

(18)	Transfer Agency Agreement Supplement (Schneider Small Cap Value Fund) between Registrant and PFPC Inc. is incorporated herein by reference to Post-Effective Amendment No. 60 to the Registrant’s Registration Statement (No. 33-20827) filed on October 29, 1998.

(19)	Transfer Agency Agreement Supplement (Boston Partners Small Cap Value Fund II (formerly Micro Cap Value) - Institutional Class) between Registrant and PFPC Inc. is incorporated herein by reference to Post-Effective Amendment No. 60 to the Registrant’s Registration Statement (No. 33-20827) filed on October 29, 1998.

(20)	Transfer Agency Agreement Supplement (Boston Partners Small Cap Value Fund II (formerly Micro Cap Value) - Investor Class) between Registrant and PFPC Inc. is incorporated herein by reference to Post-Effective Amendment No. 60 to the Registrant’s Registration Statement (No. 33-20827) filed on October 29, 1998.

(21)	Administration and Accounting Services Agreement (Boston Partners Small Cap Value Fund II (formerly Boston Partners Micro Cap Value Fund)) between Registrant and PFPC Inc. is incorporated herein by reference to Post-Effective Amendment No. 60 to the Registrant’s Registration Statement (No. 33-20827) filed on October 29, 1998.

(22)	Administrative Services Agreement between Registrant and Provident Distributors, Inc. dated as of May 29, 1998 and relating to the n/i family of funds, Schneider Small Cap Value Fund and Institutional Shares of the Boston Partners Funds is incorporated herein by reference to Post-Effective Amendment No. 56 to the Registrant’s Registration Statement (No. 33-20827) filed on June 25, 1998.

(23)	Administrative Services Agreement Supplement (Boston Partners Long/Short Equity Fund (formerly Market Neutral) - Institutional Class) between Registrant and Provident Distributors, Inc. is incorporated herein by reference to Post-Effective Amendment No. 63 to the Registrant’s Registration Statement (No. 33-20827) filed on December 14, 1998.

(24)	Administrative and Accounting Services Agreement (Boston Partners Long/Short Equity Fund (formerly Market Neutral) - Institutional and Investor Classes) between Registrant and PFPC Inc. is incorporated herein by reference to Post-Effective Amendment No. 63 to the Registrant’s Registration Statement (No. 33-20827) filed on December 14, 1998.

(25)	Transfer Agency Agreement Supplement (Boston Partners Long/Short Equity Fund (formerly Market Neutral) - Institutional and Investor Classes) between Registrant and PFPC Inc. is incorporated herein by reference to Post-Effective Amendment No. 63 to the Registrant’s Registration Statement (No. 33-20827) filed on December 14, 1998.

(26)	Form of Transfer Agency Agreement Supplement (Boston Partners Fund (formerly Long-Short Equity)) between Registrant and PFPC Inc. is incorporated herein by reference to Post-Effective Amendment No. 65 to the Registrant’s Registration Statement (No. 33-20827) filed on May 19, 1999.

(27)	Form of Administrative Services Agreement Supplement (Boston Partners Fund (formerly Long-Short Equity) - Institutional Shares) between Registrant and Provident Distributors, Inc. is incorporated herein by reference to Post-Effective Amendment No. 65 to the Registrant’s Registration Statement (No. 33-20827) filed on May 19, 1999.

(28)	Form of Administration and Accounting Services Agreement (Boston Partners Fund (formerly Long-Short Equity)) between Registrant and PFPC Inc. is incorporated herein by reference to Post-Effective Amendment No. 65 to the Registrant’s Registration Statement (No. 33-20827) filed on May 19, 1999.

(29)	Transfer Agency Agreement Supplement (Bogle Small Cap Growth Fund) between Registrant and PFPC Inc. is incorporated herein by reference to Post-Effective Amendment No. 67 to the Registrant’s Registration Statement (No. 33-20827) filed on September 30, 1999.

(30)	Administrative Services Agreement (Bogle Small Cap Growth Fund) between Registrant and Provident Distributors, Inc. is incorporated herein by reference to Post-Effective Amendment No. 67 to the Registrant’s Registration Statement (No. 33-20827) filed on September 30, 1999.

(31)	Non 12b-1 Shareholder Services Plan and Agreement (Bogle Small Cap Growth - Investor Shares) is incorporated herein by reference to Post-Effective Amendment No. 67 to the Registrant’s Registration Statement (No. 33-20827) filed on September 30, 1999.

(32)	Agreement between E*TRADE Group, Inc., Registrant and Registrant’s principal underwriter is incorporated herein by reference to Post-Effective Amendment No. 69 to the Registrant’s Registration Statement (No. 33-20827) filed on December 1, 1999.

(33)	Fee Waiver Agreement for n/i numeric investors Funds is incorporated herein by reference to Post-Effective Amendment No. 69 to the Registrant’s Registration Statement (No. 33-20827) filed on December 1, 1999.

(34)	Administration and Accounting Services Agreement (Bogle Small Cap Growth Fund) between Registrant and PFPC Inc. is incorporated herein by reference to Post-Effective Amendment No. 69 to the Registrant’s Registration Statement (No. 33-20827) filed on December 1, 1999.

(35)	Administrative Services Assignment Agreement between Registrant and PFPC Distributors, Inc. dated January 2, 2001 is incorporated herein by reference to Post-Effective Amendment No. 73 to the Registrant’s Registration Statement (No. 33-20827) filed on March 15, 2001.

(36)	Transfer Agency Supplement (Bear Stearns Money Market Family) between Registrant and PFPC Inc. is incorporated herein by reference to Post-Effective Amendment No. 75 to the Registrant’s Registration Statement (No. 33-20827) filed on December 4, 2001.

(37)	Form of Transfer Agency Supplement (Boston Partners All-Cap Value Fund) between Registrant and PFPC Inc. is incorporated herein by reference to Post-Effective Amendment No. 80 to the Registrant’s Registration Statement (No. 33-20827) filed on November 1, 2002.

(38)	Form of Administration and Accounting Services Agreement (Boston Partners All-Cap Value Fund) between Registrant and PFPC Inc. is incorporated herein by reference to Post-Effective Amendment No. 77 to the Registrant’s Registration Statement (No. 33-20827) filed on May 15, 2002.

(39)	Administrative Services Agreement Supplement (Boston Partners All-Cap Value Fund) between Registrant and PFPC Distributors, Inc. is incorporated herein by reference to Post-Effective Amendment No. 80 to the Registrant’s Registration Statement (No. 33-20827) filed on November 1, 2002.

(40)	Transfer Agency Supplement (Schneider Value Fund) between Registrant and PFPC Inc. is incorporated herein by reference to Post-Effective Amendment No. 80 to the Registrant’s Registration Statement (No. 33-20827) filed on November 1, 2002.

(41)	Form of Administration and Accounting Services Agreement (Schneider Value Fund) between Registrant and PFPC Inc. is incorporated herein by reference to Post-Effective Amendment No. 78 to the Registrant’s Registration Statement (No. 33-20827) filed on May 16, 2002.

(42)	Administrative Services Agreement Supplement (Schneider Value Fund) between Registrant and PFPC Distributors, Inc. is incorporated herein by reference to Post-Effective Amendment No. 80 to the Registrant’s Registration Statement (No. 33-20827) filed on November 1, 2002.

(43)	Shareholder Servicing Agreement (Bogle Small Cap Growth Fund) is incorporated herein by reference to Post-Effective Amendment No. 80 to the Registrant’s Registration Statement (No. 33-20827) filed on November 1, 2002.

(44)	Administrative Services Agreement Supplement (Boston Partners Funds - Investor Shares) between Registrant and PFPC Distributors, Inc. is incorporated herein by reference to Post-Effective Amendment No. 80 to the Registrant’s Registration Statement (No. 33-20827) filed on November 1, 2002.

(45)	Form of Transfer Agency Agreement Supplement (Customer Identification Program) between Registrant and PFPC Inc. is incorporated herein by reference to Post-Effective Amendment No. 84 to the Registrant’s Registration Statement (No. 33-20827) filed on December 29, 2003.

(46)	Regulatory Administration Services Agreement between Registrant and PFPC Inc. is incorporated herein by reference to Post-Effective Amendment No. 84 to the Registrant’s Registration Statement (No. 33-20827) filed on December 29, 2003.

(47)	Administration and Accounting Services Agreement (Robeco WPG Core Bond Fund, Robeco WPG Large Cap Growth Fund, and Robeco WPG Tudor Fund) between Registrant and PFPC Inc. is incorporated herein by reference to Post-Effective Amendment No. 100 to the Registrant’s Registration Statement (No. 33-20827) filed on November 25, 2005.

(48)	Administrative Services Agreement Supplement (Robeco WPG Core Bond Fund) between Registrant and PFPC Distributors, Inc. is incorporated herein by reference to Post-Effective Amendment No. 100 to the Registrant’s Registration Statement (No. 33-20827) filed on November 25, 2005.

(49)	Administrative Services Agreement Supplement (Robeco WPG Large Cap Growth Fund) between Registrant and PFPC Distributors, Inc. is incorporated herein by reference to Post-Effective Amendment No. 100 to the Registrant’s Registration Statement (No. 33-20827) filed on November 25, 2005.

(50)	Administrative Services Agreement Supplement (Robeco WPG Tudor Fund) between Registrant and PFPC Distributors, Inc. is incorporated herein by reference to Post-Effective Amendment No. 100 to the Registrant’s Registration Statement (No. 33-20827) filed on November 25, 2005.

(51)	Transfer Agency Agreement Supplement (Robeco WPG Core Bond Fund) between Registrant and PFPC Inc. is incorporated herein by reference to Post-Effective Amendment No. 100 to the Registrant’s Registration Statement (No. 33-20827) filed on November 25, 2005.

(52)	Transfer Agency Agreement Supplement (Robeco WPG Large Cap Growth Fund) between Registrant and PFPC Inc. is incorporated herein by reference to Post-Effective Amendment No. 100 to the Registrant’s Registration Statement (No. 33-20827) filed on November 25, 2005.

(53)	Transfer Agency Agreement Supplement (Robeco WPG Tudor Fund) between Registrant and PFPC Inc. is incorporated herein by reference to Post-Effective Amendment No. 100 to the Registrant’s Registration Statement (No. 33-20827) filed on November 25, 2005.

(54)	Non-12b-1 Shareholder Services Plan and Related Form of Shareholder Servicing Agreement (Robeco WPG Core Bond Fund – Institutional Class) is incorporated herein by reference to Post-Effective

Amendment No. 100 to the Registrant’s Registration Statement (No. 33-20827) filed on November 25, 2005.

(55)	Non-12b-1 Shareholder Services Plan and Related Form of Shareholder Servicing Agreement (Robeco WPG Large Cap Growth Fund – Institutional Class) is incorporated herein by reference to Post-Effective Amendment No. 100 to the Registrant’s Registration Statement (No. 33-20827) filed on November 25, 2005.

(56)	Non-12b-1 Shareholder Services Plan and Related Form of Shareholder Servicing Agreement (Robeco WPG Tudor Fund – Institutional Class) is incorporated herein by reference to Post-Effective Amendment No. 100 to the Registrant’s Registration Statement (No. 33-20827) filed on November 25, 2005.

(57)	Non-12b-1 Shareholder Services Plan and Related Form of Shareholder Servicing Agreement (Robeco WPG Core Bond Fund – Retirement Class) is incorporated herein by reference to Post-Effective Amendment No. 97 to the Registrant’s Registration Statement (No. 33-20827) filed on August 19, 2005.

(58)	Administration and Accounting Services Agreement (Senbanc Fund) between Registrant and PFPC Inc. is incorporated herein by reference to Post-Effective Amendment No. 100 to the Registrant’s Registration Statement (No. 33-20827) filed on November 25, 2005.

(59)	Transfer Agency Agreement Supplement (Senbanc Fund) between Registrant and PFPC Inc. is incorporated herein by reference to Post-Effective Amendment No. 100 to the Registrant’s Registration Statement (No. 33-20827) filed on November 25, 2005.

(60)	Administrative Services Agreement Supplement (Senbanc Fund) between Registrant and PFPC Distributors, Inc. is incorporated herein by reference to Post-Effective Amendment No. 100 to the Registrant’s Registration Statement (No. 33-20827) filed on November 25, 2005.

(61)	Amended Schedule A to Regulatory Administration Services Agreement (Senbanc Fund) between Registrant and PFPC Inc. is incorporated herein by reference to Post-Effective Amendment No. 100 to the Registrant’s Registration Statement (No. 33-20827) filed on November 25, 2005.

(62)	Administration and Accounting Services Agreement (Bear Stearns CUFS MLP Mortgage Portfolio) between Registrant and PFPC Inc. is incorporated herein by reference to Post-Effective Amendment No. 108 to the Registrant's Registration Statement (No.33-20827) filed on December 14, 2006.

(63)	Transfer Agency Agreement Supplement (Bear Stearns CUFS MLP Mortgage Portfolio) between Registrant and PFPC Inc. is incorporated herein by reference to Post-Effective Amendment No. 108 to the Registrant's Registration Statement (No.33-20827) filed on December 14, 2006.

(64)	Administrative Services Agreement Supplement (Bear Stearns CUFS MLP Mortgage Portfolio) between Registrant and PFPC Distributors, Inc. is incorporated herein by reference to Post-Effective Amendment No. 108 to the Registrant's Registration Statement (No.33-20827) filed on December 14, 2006.

(65)	Amended Schedule A to Regulatory Administration Services Agreement (Bear Stearns CUFS MLP Mortgage Portfolio) between Registrant and PFPC Inc. is incorporated herein by reference to Post-Effective Amendment No. 108 to the Registrant's Registration Statement (No.33-20827) filed on December 14, 2006.

(66)	Escrow Agreement (Money Market Portfolio) between Registrant, PFPC Trust Company, and BlackRock Institutional Management Corp. is incorporated herein by reference to Post-Effective Amendment No. 105 to the Registrant’s Registration Statement (No. 33-20827) filed on October 30, 2006.

(67)	Interim Delegation Agreement (Money Market Portfolio) between Registrant, PFPC Inc., and BlackRock Institutional Management Corp. is incorporated herein by reference to Post-Effective Amendment No. 105 to the Registrant’s Registration Statement (No. 33-20827) filed on October 30, 2006.

(68)	Administration and Accounting Services Agreement (Bear Stearns Enhanced Income Fund f/k/a/ Bear Stearns Enhanced Yield Fund) between Registrant and PFPC Inc. is incorporated herein by reference to Post-Effective Amendment No. 112 to the Registrant’s Registration Statement (No. 33-20827) filed on June 1, 2007.

(69)	Form of Administrative Services Agreement Supplement (Bear Stearns Enhanced Income Fund f/k/a/ Bear

Stearns Enhanced Yield Fund) between Registrant and PFPC Distributors Inc. is incorporated herein by reference to Post-Effective Amendment No. 109 to the Registrant’s Registration Statement (No. 33-20827) filed on December 15, 2006.

(70)	Transfer Agency Agreement Supplement (Bear Stearns Enhanced Income Fund f/k/a/ Bear Stearns Enhanced Yield Fund) between Registrant and PFPC Inc. is incorporated herein by reference to Post-Effective Amendment No. 112 to the Registrant’s Registration Statement (No. 33-20827) filed on June 1, 2007.

(71)	Amended Schedule A to Regulatory Administration Services Agreement (Bear Stearns Enhanced Income Fund f/k/a/ Bear Stearns Enhanced Yield Fund) between Registrant and PFPC Inc. is incorporated herein by reference to Post-Effective Amendment No. 112 to the Registrant’s Registration Statement (No. 33-20827) filed on June 1, 2007.

(72)	Form of Administration and Accounting Services Agreement (Marvin & Palmer Large Cap Growth Fund) between Registrant and PFPC Inc. is incorporated herein by reference to Post-Effective Amendment No. 109 to the Registrant’s Registration Statement (No. 33-20827) filed on December 15, 2006.

(73)	Form of Administrative Services Agreement Supplement (Marvin & Palmer Large Cap Growth Fund) between Registrant and PFPC Distributors, Inc. is incorporated herein by reference to Post-Effective Amendment No. 109 to the Registrant’s Registration Statement (No. 33-20827) filed on December 15, 2006.

(74)	Form of Transfer Agency Agreement Supplement (Marvin & Palmer Large Cap Growth Fund) between Registrant and PFPC Inc. is incorporated herein by reference to Post-Effective Amendment No. 109 to the Registrant’s Registration Statement (No. 33-20827) filed on December 15, 2006.

(75)	Form of Administrative Services Agreement (Free Market U.S. Equity Fund, Free Market International Equity Fund, Free Market Fixed-Income Fund) between Registrant and PFPC Inc. is incorporated herein by reference to Post-Effective Amendment No. 112 to the Registrant’s Registration Statement (No. 33-20827) filed on June 1, 2007.

(76)	Form of Administrative Services Agreement Supplement (Free Market U.S. Equity Fund, Free Market International Equity Fund, Free Market Fixed-Income Fund) between Registrant and PFPC Distributors, Inc. is incorporated herein by reference to Post-Effective Amendment No. 112 to the Registrant’s Registration Statement (No. 33-20827) filed on June 1, 2007.

(77)	Form of Transfer Agency Agreement Supplement (Free Market U.S. Equity Fund, Free Market International Equity Fund, Free Market Fixed-Income Fund) is incorporated herein by reference to Post-Effective Amendment No. 112 to the Registrant’s Registration Statement (No. 33-20827) filed on June 1, 2007.

(78)	Form of Amended Schedule A to Regulatory Administration Services Agreement (Free Market U.S. Equity Fund, Free Market International Equity Fund, Free Market Fixed-Income Fund) between Registrant and PFPC Inc. is incorporated herein by reference to Post-Effective Amendment No. 112 to the Registrant’s Registration Statement (No. 33-20827) filed on June 1, 2007.

(79)	Form of Administrative Services Agreement (SAM Sustainable Water Fund, SAM Sustainable Climate Fund) between Registrant and PFPC Distributors, Inc. is incorporated herein by reference to Post-Effective Amendment No. 118 to the Registrant’s Registration Statement (No. 33-20827) filed on September 28, 2007.

(80)	Form of Administrative Services Agreement Supplement (SAM Sustainable Water Fund, SAM Sustainable Climate Fund) between Registrant and PFPC Distributors, Inc. is incorporated herein by reference to Post-Effective Amendment No. 118 to the Registrant’s Registration Statement (No. 33-20827) filed on September 28, 2007.

(81)	Form of Transfer Agency Agreement Supplement (SAM Sustainable Water Fund) between Registrant and PFPC, Inc. is incorporated herein by reference to Post-Effective Amendment No. 118 to the Registrant’s Registration Statement (No. 33-20827) filed on September 28, 2007.

(82)	Form of Transfer Agency Agreement Supplement (SAM Sustainable Climate Fund) between Registrant and

PFPC, Inc. is incorporated herein by reference to Post-Effective Amendment No. 118 to the Registrant’s Registration Statement (No. 33-20827) filed on September 28, 2007.

	(83)	Form of Amended Schedule A to Regulatory Administration Services Agreement (SAM Sustainable Water Fund, SAM Sustainable Climate Fund) between Registrant and PFPC, Inc. is incorporated herein by reference to Post-Effective Amendment No. 118 to the Registrant’s Registration Statement (No. 33-20827) filed on September 28, 2007.

(i)	(1)	Opinion and Consent of Counsel to be filed by amendment.

	(2)	Consent of Counsel to be filed by amendment.

(j)	(1)	None.

(k)		None.

(l)		Initial Capital Agreements.

	(1)	Subscription Agreement, relating to Classes A through N, is incorporated herein by reference to Pre-Effective Amendment No. 2 to Registrant’s Registration Statement (No. 33-20827) filed on July 12, 1988, and refiled electronically with Post-Effective Amendment No. 61 to Registrant’s Registration Statement filed on October 30, 1998.

	(2)	Subscription Agreement between Registrant and Planco Financial Services, Inc., relating to Classes O and P is incorporated herein by reference to Post-Effective Amendment No. 5 to the Registrant’s Registration Statement (No. 33-20827) filed on December 14, 1990.

	(3)	Subscription Agreement between Registrant and Planco Financial Services, Inc., relating to Class Q is incorporated herein by reference to Post-Effective Amendment No. 5 to the Registrant’s Registration Statement (No. 33-20827) filed on December 14, 1990.

	(4)	Subscription Agreement between Registrant and Counsellors Securities Inc. relating to Classes R, S, and Alpha 1 through Theta 4 is incorporated herein by reference to Post-Effective Amendment No. 7 to the Registrant’s Registration Statement (No. 33-20827) filed on July 15, 1992, and refiled electronically with Post-Effective Amendment No. 61 to Registrant’s Registration Statement filed on October 30, 1998.

	(5)	Purchase Agreement between Registrant and Boston Partners Asset Management, L.P. relating to Classes QQ, RR and SS (Boston Partners Large Cap Value Fund) is incorporated herein by reference to Post-Effective Amendment No. 45 to the Registrant’s Registration Statement (No. 33-20827) filed on May 9, 1997.

	(6)	Purchase Agreement between Registrant and Boston Partners Asset Management, L.P. relating to Classes TT and UU (Boston Partners Mid Cap Value Fund) is incorporated herein by reference to Post-Effective Amendment No. 46 to the Registrant’s Registration Statement (No. 33-20827) filed on September 25, 1997.

	(7)	Purchase Agreement between Registrant and Boston Partners Asset Management L.P. relating to Classes VV and WW (Boston Partners Bond Fund) is incorporated herein by reference to Post-Effective Amendment No. 51 to the Registrant’s Registration Statement (No. 33-20827) filed on December 8, 1997.

	(8)	Purchase Agreement between Registrant and Schneider Capital Management Company relating to Class YY (Schneider Small Cap Value Fund) is incorporated herein by reference to Post-Effective Amendment No. 60 to the Registrant’s Registration Statement (No. 33-20827) filed on October 29, 1998.

	(9)	Purchase Agreement between Registrant and Boston Partners Asset Management, L.P. relating to Classes DDD and EEE (Boston Partners Small Cap Value Fund II (formerly Micro Cap Value)) is incorporated herein by reference to Post-Effective Amendment No. 60 to the Registrant’s Registration Statement (No. 33-20827) filed on October 29, 1998.

	(10)	Purchase Agreement between Registrant and Boston Partners Asset Management relating to Classes III and JJJ (Boston Partners Long/Short Equity Fund (formerly Market Neutral)) is incorporated herein by reference to Post-Effective Amendment No. 63 to the Registrant’s Registration Statement (No. 33-20827) filed on December 14, 1998.

(11)	Form of Purchase Agreement between Registrant and Boston Partners Asset Management, L. P. relating to Classes KKK and LLL (Boston Partners Fund (formerly Long-Short Equity)) is incorporated herein by reference to Post-Effective Amendment No. 65 to the Registrant’s Registration Statement (No. 33-20827) filed on May 19, 1999.

(12)	Purchase Agreement (Bogle Small Cap Growth Fund) between Registrant and Bogle Investment Management, L.P. is incorporated herein by reference to Post-Effective Amendment No. 67 to the Registrant’s Registration Statement (No. 33-20827) filed on September 30, 1999.

(13)	Purchase Agreement (Boston Partners All-Cap Value Fund) between Registrant and Boston Partners Asset Management, L.P. is incorporated herein by reference to Post-Effective Amendment No. 80 to the Registrant’s Registration Statement (No. 33-20827) filed on November 1, 2002.

(14)	Purchase Agreement (Schneider Value Fund) between Registrant and Schneider Capital Management Company is incorporated herein by reference to Post-Effective Amendment No. 80 to the Registrant’s Registration Statement (No. 33-20827) filed on November 1, 2002.

(15)	Purchase Agreement (Robeco WPG Core Bond Fund) between Registrant and Weiss, Peck & Greer Investments is incorporated herein by reference to Post-Effective Amendment No. 96 to the Registrant’s Registration Statement (No. 33-20827) filed on June 6, 2005.

(16)	Purchase Agreement (Robeco WPG 130/30 Large Cap Core Fund f/k/a Robeco WPG Large Cap Growth Fund) between Registrant and Weiss, Peck & Greer Investments is incorporated herein by reference to Post-Effective Amendment No. 96 to the Registrant’s Registration Statement (No. 33-20827) filed on June 6, 2005.

(17)	Purchase Agreement (Robeco WPG Small Cap Value Fund f/k/a Robeco WPG Tudor Fund) between Registrant and Weiss, Peck & Greer Investments is incorporated herein by reference to Post-Effective Amendment No. 96 to the Registrant’s Registration Statement (No. 33-20827) filed on June 6, 2005.

(18)	Purchase Agreement (Senbanc Fund) between Registrant and Hilliard Lyons Research Advisers is incorporated herein by reference to Post-Effective Amendment No. 100 to the Registrant’s Registration Statement (No. 33-20827) filed on November 25, 2005.

(19)	Purchase Agreement (Bear Stearns CUFS MLP Mortgage Portfolio) between Registrant and Bear Stearns Asset Management Inc. is incorporated herein by reference to Post-Effective Amendment No. 111 to the Registrant’s Registration Statement (No. 33-20827) filed on February 28, 2007.

(20)	Purchase Agreement (Bear Stearns Enhanced Income Fund f/k/a/ Bear Stearns Enhanced Yield Fund) between Registrant and Bear Stearns Asset Management is incorporated herein by reference to Post-Effective Amendment No. 112 to the Registrant’s Registration Statement (No. 33-20827) filed on June 1, 2007.

(21)	Form of Purchase Agreement (Marvin & Palmer Large Cap Growth Fund) between Registrant and Marvin & Palmer Associates Inc. is incorporated herein by reference to Post-Effective Amendment No. 109 to the Registrant’s Registration Statement (No. 33-20827) filed on December 15, 2006.

(22)	Form of Purchase Agreement (Free Market U.S. Equity Fund) between Registrant and Abundance Technologies, Inc., is incorporated herein by reference to Post-Effective Amendment No. 112 to the Registrant’s Registration Statement (No. 33-20827) filed on June 1, 2007.

(23)	Form of Purchase Agreement (Free Market International Equity Fund) between Registrant and Abundance Technologies, Inc., is incorporated herein by reference to Post-Effective Amendment No. 112 to the Registrant’s Registration Statement (No. 33-20827) filed on June 1, 2007.

(24)	Form of Purchase Agreement (Free Market Fixed-Income Fund) between Registrant and Abundance Technologies, Inc., is incorporated herein by reference to Post-Effective Amendment No. 112 to the Registrant’s Registration Statement (No. 33-20827) filed on June 1, 2007.

(25)	Form of Purchase Agreement (SAM Sustainable Water Fund) between Registrant and Sustainable Asset Management USA, Inc. is incorporated herein by reference to Post-Effective Amendment No. 118 to the Registrant’s Registration Statement (No. 33-20827) filed on September 28, 2007.

	(26)	Form of Purchase Agreement (SAM Sustainable Climate Fund) between Registrant and Sustainable Asset Management USA, Inc. is incorporated herein by reference to Post-Effective Amendment No. 118 to the Registrant’s Registration Statement (No. 33-20827) filed on September 28, 2007.

(m)		Rule 12b-1 Plan.

	(1)	Plan of Distribution (Sansom Street Money Market) is incorporated herein by reference to Post-Effective Amendment No. 1 to Registrant’s Registration Statement (No. 33-20827) filed on March 23, 1989, and refiled electronically with Post-Effective Amendment No. 61 to Registrant’s Registration Statement filed on October 30, 1998.

	(2)	Plan of Distribution (Bedford Money Market) is incorporated herein by reference to Post-Effective Amendment No. 1 to Registrant’s Registration Statement (No. 33-20827) filed on March 23, 1989, and refiled electronically with Post-Effective Amendment No. 61 to Registrant’s Registration Statement filed on October 30, 1998.

	(3)	Amendment No. 1 to Plans of Distribution (Classes A through Q) is incorporated herein by reference to Post-Effective Amendment No. 6 to the Registrant’s Registration Statement (No. 33-20827) filed on October 24, 1991, and refiled electronically with Post-Effective Amendment No. 61 to Registrant’s Registration Statement filed on October 30, 1998.

	(4)	Plan of Distribution (Zeta Money Market) is incorporated herein by reference to Post-Effective Amendment No. 7 to the Registrant’s Registration Statement (No. 33-20827) filed on July 15, 1992, and refiled electronically with Post-Effective Amendment No. 61 to Registrant’s Registration Statement filed on October 30, 1998.

	(5)	Plan of Distribution (Eta Money Market) is incorporated herein by reference to Post-Effective Amendment No. 7 to the Registrant’s Registration Statement (No. 33-20827) filed on July 15, 1992, and refiled electronically with Post-Effective Amendment No. 61 to Registrant’s Registration Statement filed on October 30, 1998.

	(6)	Plan of Distribution (Theta Money Market) is incorporated herein by reference to Post-Effective Amendment No. 7 to the Registrant’s Registration Statement (No. 33-20827) filed on July 15, 1992, and refilled electronically with Post-Effective Amendment No. 61 to Registrant’s Registration Statement filed on October 30, 1998.

	(7)	Plan of Distribution (Boston Partners Large Cap Value Fund - Investor Class) is incorporated herein by reference to Post-Effective Amendment No. 45 to the Registrant’s Registration Statement (No. 33-20827) filed on May 9, 1997.

	(8)	Plan of Distribution (Boston Partners Mid Cap Value Fund - Investor Class) is incorporated herein by reference to Post-Effective Amendment No. 45 to the Registrant’s Registration Statement (No. 33-20827) filed on May 9, 1997.

	(9)	Plan of Distribution (Boston Partners Bond Fund - Investor Class) is incorporated herein by reference to Post-Effective Amendment No. 51 to the Registrant’s Registration Statement (No. 33-20827) filed on December 8, 1997.

	(10)	Plan of Distribution (Boston Partners Small Cap Value Fund II (formerly Micro Cap Value) - Investor Class) is incorporated herein by reference to Post-Effective Amendment No. 53 to the Registrant’s Registration Statement (No. 33-20827) filed on April 10, 1998.

	(11)	Amendment to Plans of Distribution pursuant to Rule 12b-1 is incorporated herein by reference to Post-Effective Amendment No. 63 to the Registrant’s Registration Statement (No. 33-20827) filed on December 14, 1998.

	(12)	Plan of Distribution (Boston Partners Long/Short Equity Fund (formerly Market Neutral) - Investor Class) is incorporated herein by reference to Post-Effective Amendment No. 62 to the Registrant’s Registration Statement (No. 33-20827) filed on November 12, 1998.

	(13)	Plan of Distribution (Principal Money Market) is incorporated herein by reference to Post-Effective Amendment No. 60 to the Registrant’s Registration Statement (No. 33-20827) filed on October 29, 1998.

	(14)	Plan of Distribution (Boston Partners Fund (formerly Long Short Equity) - Investor Class) is incorporated herein by reference to Post-Effective Amendment No. 65 to the Registrant’s Registration Statement (No. 33-20827) filed on May 19, 1999.

	(15)	Plan of Distribution pursuant to Rule 12b-1 (Boston Partners All-Cap Value Fund) is incorporated herein by reference to Post-Effective Amendment No. 80 to the Registrant’s Registration Statement (No. 33-20827) filed on November 1, 2002.

	(16)	Plan of Distribution pursuant to Rule 12b-1 (Senbanc Fund) is incorporated herein by reference to Post-Effective Amendment No. 99 to the Registrant’s Registration Statement (No. 33-20827) filed on September 27, 2005.

	(17)	Plan of Distribution pursuant to Rule 12b-1 (Robeco WPG Core Bond Fund - Investor Class) is incorporated herein by reference to Post-Effective Amendment No. 99 to the Registrant’s Registration Statement (No. 33-20827) filed on September 27, 2005.

	(18)	Agreement between Registrant, Bear Stearns Securities Corp. and PFPC Distributors, Inc. dated as of November 17, 2005 is incorporated herein by reference to Post-Effective Amendment No. 101 to the Registrant’s Registration Statement filed on December 29, 2005.

	(19)	Plan of Distribution Agreement pursuant to Rule 12b-1 (Robeco WPG 130/30 Large Cap Core Fund f/k/a/ Robeco WPG Large Cap Growth Fund – Investor Class) is incorporated herein by reference to Post-Effective Amendment No. 113 to the Registrant’s Registration Statement (No. 33-20827) filed on July 13, 2007.

	(20)	Plan of Distribution pursuant to Rule 12b-1 (SAM Sustainable Climate Fund – Investor Class) is incorporated herein by reference to Post-Effective Amendment No. 118 to the Registrant’s Registration Statement (No. 33-20827) filed on September 28, 2007.

	(21)	Plan of Distribution pursuant to Rule 12b-1 (SAM Sustainable Climate Fund – Class A) is incorporated herein by reference to Post-Effective Amendment No. 118 to the Registrant’s Registration Statement (No. 33-20827) filed on September 28, 2007.

	(22)	Plan of Distribution pursuant to Rule 12b-1 (SAM Sustainable Climate Fund – Class C) is incorporated herein by reference to Post-Effective Amendment No. 118 to the Registrant’s Registration Statement (No. 33-20827) filed on September 28, 2007.

	(23)	Plan of Distribution pursuant to Rule 12b-1 (SAM Sustainable Water Fund – Investor Class) is incorporated herein by reference to Post-Effective Amendment No. 118 to the Registrant’s Registration Statement (No. 33-20827) filed on September 28, 2007.

	(24)	Plan of Distribution pursuant to Rule 12b-1 (SAM Sustainable Water Fund – Class A) is incorporated herein by reference to Post-Effective Amendment No. 118 to the Registrant’s Registration Statement (No. 33-20827) filed on September 28, 2007.

	(25)	Plan of Distribution pursuant to Rule 12b-1 (SAM Sustainable Water Fund – Class C) is incorporated herein by reference to Post-Effective Amendment No. 118 to the Registrant’s Registration Statement (No. 33-20827) filed on September 28, 2007.

(n)		Rule 18f-3 Plan.

	(1)	Amended Rule 18f-3 Plan is incorporated herein by reference to Post-Effective Amendment No. 116 to the Registrant’s Registration Statement (No. 33-20827) filed on September 4, 2007.

(p)		Code of Ethics.

	(1)	Code of Ethics of the Registrant is incorporated herein by reference to Post-Effective Amendment No. 110 to Registrant’s Registration Statement (No. 33-20827) filed on December 29, 2006.

	(2)	Code of Ethics of Boston Partners Asset Management, LLC is incorporated herein by reference to Post-Effective Amendment No. 103 to the Registrant’s Registration Statement (No. 33-20827) filed on July 18, 2006.

(3)	Code of Ethics of Numeric Investors LLC is incorporated herein by reference to Post-Effective Amendment No. 103 to the Registrant’s Registration Statement (No. 33-20827) filed on July 18, 2006.

(4)	Code of Ethics of Schneider Capital Management Company is incorporated herein by reference to Post-Effective Amendment No. 103 to the Registrant’s Registration Statement (No. 33-20827) filed on July 18, 2006.

(5)	Code of Ethics of Bogle Investment Management, L.P. incorporated herein by reference to Post-Effective Amendment No. 103 to the Registrant’s Registration Statement (No. 33-20827) filed on July 18, 2006.

(6)	Code of Ethics of PFPC Distributors, Inc is incorporated herein by reference to Post-Effective Amendment No. 103 to the Registrant’s Registration Statement (No. 33-20827) filed on July 18, 2006.

(7)	Code of Ethics of Weiss, Peck & Greer Investments is incorporated herein by reference to Post-Effective Amendment No. 105 to the Registrant’s Registration Statement (No. 33-20827) filed on October 30, 2006.

(8)	Code of Ethics of J.J.B. Hilliard W.L. Lyons, Inc. is incorporated herein by reference to Post-Effective Amendment No. 100 to the Registrant’s Registration Statement (No. 33-20827) filed on November 25, 2005.

(9)	Code of Ethics of Bear Stearns Asset Management Inc. is incorporated herein by reference to Post-Effective Amendment No. 103 to the Registrant’s Registration Statement (No. 33-20827) filed on July 18, 2006.

(10)	Code of Ethics of Marvin & Palmer Associates, Inc., is incorporated herein by reference to Post-Effective Amendment No. 109 to the Registrant’s Registration Statement (No. 33-20827) filed on December 15, 2006.

(11)	Code of Ethics of Abundance Technologies, Inc. is incorporated herein by reference to Post-Effective Amendment No. 112 to the Registrant’s Registration Statement (No. 33-20827) filed on June 1, 2007.

(12)	Code of Ethics of Sustainable Asset Management USA, Inc. is incorporated herein by reference to Post-Effective Amendment No. 118 to the Registrant’s Registration Statement (No. 33-20827) filed on September 28, 2007.

Item 24.	PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH REGISTRANT

None.

Item 25.	INDEMNIFICATION

Sections 1, 2, 3 and 4 of Article VIII of Registrant’s Articles of Incorporation, as amended, incorporated herein by reference as Exhibits (a)(1) and (a)(3), provide as follows:

Section 1. To the fullest extent that limitations on the liability of directors and officers are permitted by the Maryland General Corporation Law, no director or officer of the Corporation shall have any liability to the Corporation or its shareholders for damages. This limitation on liability applies to events occurring at the time a person serves as a director or officer of the Corporation whether or not such person is a director or officer at the time of any proceeding in which liability is asserted.

Section 2. The Corporation shall indemnify and advance expenses to its currently acting and its former directors to the fullest extent that indemnification of directors is permitted by the Maryland General Corporation Law. The Corporation shall indemnify and advance expenses to its officers to the same extent as its directors and to such further extent as is consistent with law. The Board of Directors may by law, resolution or agreement make further provision for indemnification of directors, officers, employees and agents to the fullest extent permitted by the Maryland General Corporation law.

Section 3. No provision of this Article shall be effective to protect or purport to protect any director or officer of the Corporation against any liability to the Corporation or its security holders to which he would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office.

Section 4. References to the Maryland General Corporation Law in this Article are to the law as from time to time amended. No further amendment to the Articles of Incorporation of the Corporation shall decrease, but may expand, any right of any person under this Article based on any event, omission or proceeding prior to such amendment. Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of Registrant pursuant to the foregoing provisions, or otherwise, Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by Registrant of expenses incurred or paid by a director, officer or controlling person of Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Sections 2 and 3 of the Assumption Agreement between PNC Bank, N.A. (“PNC”) and BlackRock Institutional Management Corporation (“BIMC”), dated April 29, 1998 and incorporated herein by reference to exhibit (d)(3), provide for the indemnification of BIMC and PNC against certain losses.

Section 12 of the Investment Advisory Agreements between Registrant and Boston Partners Asset Management, LLC (“Boston Partners”), each dated October 25, 2002 and incorporated herein by reference to exhibits (d)(4), (d)(5), (d)(7), (d)(8), and (d)(10), provides for the indemnification of Boston Partners against certain losses.

Section 12 of the Investment Advisory Agreement between Registrant and Bogle Investment Management, L.P. (“Bogle”), dated September 15, 1999 and incorporated herein by reference to exhibit (d)(9) provides for the indemnification of Bogle against certain losses.

Section 12 of the Investment Advisory Agreements between the Registrant and Weiss, Peck & Greer Investments is incorporated herein by reference as exhibits (d)(12), (d)(14) and (d)(15) provides for the indemnification of Weiss, Peck & Greer Investments against certain losses.

Section 9 of the Distribution Agreement between Registrant and PFPC Distributors, Inc. (“PFPC”), dated January 2, 2001 and incorporated herein by reference to exhibit (e)(1) provides for the indemnification of PFPC Distributors against certain losses.

Section 12 of the Investment Advisory Agreement between the Registrant and Hilliard Lyons Research Advisors, a division of J. J. B. Hilliard, W. L. Lyons (“Hilliard”) and incorporated herein by reference as exhibit (d)(13) provides for the indemnification of Hilliard against certain losses.

Section 12 of each of the Investment Advisory Agreements between the Registrant and Schneider Capital Management (“Schneider”) and incorporated herein by reference as exhibits (d)(6) and (d)(11) provides for the indemnification of Schneider against certain losses.

Section 12 of the Investment Advisory Agreement between the Registrant and Bear Stearns Asset Management Inc., (“Bear Stearns”), on behalf of the Bear Stearns CUFS MLP Mortgage Portfolio, and incorporated herein by reference as exhibit (d)(17) provides for the indemnification of Bear Stearns against certain losses.

Section 12 of the Investment Advisory Agreement between the Registrant and Bear Stearns Asset Management Inc., (“Bear Stearns”), on behalf of the Bear Stearns Enhanced Income Fund f/k/a/ Bear Stearns Enhanced Yield Fund, and incorporated herein by reference as exhibit (d)(20) provides for the indemnification of Bear Stearns against certain losses.

Section 12 of the Form of Investment Advisory Agreement between the Registrant and Marvin & Palmer Associates, Inc., (“Marvin & Palmer Associates”) and incorporated herein by reference as exhibit (d)(21) provides for the indemnification of Marvin & Palmer Associates against certain losses.

Section 12 of the Form of Investment Advisory Agreement between the Registrant and Abundance Technologies, Inc., (“Abundance”) and incorporated herein by reference as exhibit (d)(22) provides for the indemnification of Abundance against certain losses.

Section 13 of each of the Form of Investment Advisory Agreements between the Registrant and Sustainable Asset Management USA., (“SAM”) and incorporated herein by reference as exhibits (d)(23) and (d)(24) provides for the indemnification of SAM against certain losses.

Item 26.	BUSINESS AND OTHER CONNECTIONS OF THE INVESTMENT ADVISERS.

1.

BlackRock Institutional Management Corporation:

BlackRock Institutional Management Corporation (“BIMC”) is a wholly-owned subsidiary of BlackRock, Inc. (“BlackRock”). Merrill Lynch & Co., Inc. has a 49.80% economic interest and a 45% voting interest in BlackRock and The PNC Financial Services Group, Inc. has approximately a 34% economic and voting interest in BlackRock. BIMC’s principal business address is 100 Bellevue Parkway, Wilmington, DE 19809. BIMC is registered under the Investment Advisers Act of 1940 and serves as an investment adviser for registered investment companies. Information as to the directors and officers of BIMC is as follows:

	Name and Position with BIMC	Other Company	Position With Other Company
	Paul L. Audet Managing Director and Director	BlackRock Provident Institutional Funds Wilmington, DE	Treasurer

		BlackRock Funds Wilmington, DE	Treasurer

		BlackRock Capital Management, Inc. Wilmington, DE	Director

		BlackRock Advisors, Inc. Wilmington, DE	Director

		BlackRock Financial Management, Inc. New York, NY	Director

		BlackRock (Japan), Inc. New York, NY	Chief Financial Officer & Managing Director

		BlackRock International, Ltd. Edinburgh, Scotland	Chief Financial Officer & Managing Director

		BlackRock, Inc. New York, NY	Chief Financial Officer & Managing Director

Steven E. Buller Chief Financial Officer and Managing Director	BlackRock, Inc. New York, NY	Chief Financial Officer & Managing Director

Laurence J. Carolan Managing Director and Director	BlackRock Capital Management, Inc. Wilmington, DE	Managing Director & Director

	BlackRock, Inc. New York, NY	Managing Director

	BlackRock Advisors, Inc. Wilmington, DE	Managing Director & Director

Robert P. Connolly Managing Director, General Counsel and Secretary	BlackRock Capital Management, Inc. Wilmington, DE	Managing Director, General Counsel & Secretary

	BlackRock, Inc. New York, NY	Managing Director, General Counsel & Secretary

	BlackRock International, Ltd. Edinburgh, Scotland	Managing Director, General Counsel & Secretary

	BlackRock (Japan), Inc. New York, NY	Managing Director, General Counsel & Secretary

	BlackRock Advisors, Inc. Wilmington, DE	Managing Director, General Counsel & Secretary

	BlackRock Financial Management, Inc. New York, NY	Managing Director, General Counsel & Secretary

	BlackRock Investments, Inc. New York, NY	General Counsel & Secretary

Laurence D. Fink Chief Executive Officer	BlackRock Funds Wilmington, DE	President & Trustee

	BlackRock Capital Management, Inc. Wilmington, DE	Chief Executive Officer

	BlackRock, Inc. New York, NY	Chairman & CEO

	BlackRock International, Ltd. Edinburgh, Scotland	Chairman & CEO

	BlackRock (Japan), Inc. New York, NY	Chairman & CEO

	BlackRock Investments, Inc. New York, NY	Chairman & CEO

	BlackRock Advisors, Inc. Wilmington, DE	Chief Executive Officer

	BlackRock Financial Management, Inc. New York, NY	Chairman & CEO

	BlackRock HPB Management LLC New York, NY	Director

Charles S. Hallac Vice Chairman	BlackRock, Inc. New York, NY	Vice Chairman, BlackRock Solutions.

Robert S. Kapito Vice Chairman and Director	BlackRock Capital Management, Inc. Wilmington, DE	Vice Chairman & Director

	BlackRock International, Ltd. Edinburgh, Scotland	Vice Chairman & Director

	BlackRock, Inc. New York, NY	Vice Chairman

	BlackRock Advisors, Inc. Wilmington, DE	Vice Chairman & Director

	BlackRock (Japan), Inc. New York, NY	Vice Chairman & Director

	BlackRock Investments, Inc. New York, NY	Director

	BlackRock Financial Management, Inc. New York, NY	Vice Chairman & Director

Kevin M. Klingert Managing Director and Director	BlackRock Capital Management, Inc. Wilmington, DE	Managing Director & Director

	BlackRock, Inc. New York, NY	Managing Director

	BlackRock Advisors, Inc. Wilmington, DE	Managing Director & Director

	BlackRock Financial Management, Inc. New York, NY	Managing Director

John P. Moran Managing Director, Treasurer and Director	BlackRock Capital Management, Inc. Wilmington, DE	Managing Director & Director

	BlackRock, Inc. New York, NY	Managing Director

	BlackRock Advisors, Inc. Wilmington, DE	Managing Director & Director

	BlackRock Investments, Inc. New York, NY	President

Barbara G. Novick Vice Chairman	BlackRock, Inc. New York, NY	Vice Charman, Account Management Group, BlackRock, Inc.

Ralph L. Schlosstein President and Director	BlackRock Provident Institutional Funds Wilmington, DE	Chairman & President

	BlackRock Capital Management, Inc. Wilmington, DE	President & Director

	BlackRock, Inc. New York, NY	President & Director

	BlackRock International, Ltd. Edinburgh, Scotland	President & Director

	BlackRock (Japan), Inc. New York, NY	President & Director

	BlackRock Investments, Inc. New York, NY	Director

	BlackRock Advisors, Inc. Wilmington, DE	President & Director

	BlackRock Financial Management, Inc. New York, NY	President & Director

		BlackRock HPB Management LLC New York, NY	Director

	Keith T. Anderson Vice Chairman	BlackRock Capital Management, Inc. Wilmington, DE	Managing Director

		BlackRock, Inc. New York, NY	Managing Director

		BlackRock Advisors, Inc. Wilmington, DE	Managing Director

		BlackRock Financial Management, Inc. New York, NY	Managing Director

		BlackRock International, Ltd. Edinburgh, Scotland	Managing Director

		BlackRock (Japan), Inc. New York, NY	Managing Director

	Mark G. Steinberg Managing Director and Director	None.	None

	Susan L. Wagner Vice Chairman and Chief Operating Officer	BlackRock, Inc. New York, NY	Vice Chairman and Chief Operating Officer

2.

Bogle Investment Management, LP:

The sole business activity of Bogle Investment Management, LP (“Bogle”), 2310 Washington Street, Suite 310, Newton Lower Falls, MA 02462, is to serve as an investment adviser. Bogle is registered under the Investment Advisers Act of 1940.

The directors and officers have not held any positions with other companies during the last two fiscal years.

3.	Schneider Capital Management Company:

The sole business activity of Schneider Capital Management Company (“Schneider”), 460 E. Swedesford Road, Suite 1080, Wayne, PA 19087, is to serve as an investment adviser. Schneider is registered under the Investment Advisers Act of 1940.

Information as to the directors and officers of Schneider is as follows:

	Name and Position with Schneider	Other Company	Position With Other Company
	Arnold C. Schneider, III President and Chief Investment Officer	Turnbridge Management Partners Corp.	President

	Steven J. Fellin Sr. Vice President and Chief Financial Officer	Turnbridge Management Partners Corp.	Vice President

4.	Robeco Investment Management , Inc.

The sole business activity of Robeco Investment Management, Inc. LLC (“RIM”), 909 Third Avenue, New York 10022, is to serve as an investment adviser. RIM provides investment advisory services to the Robeco Boston Partners Funds and the Robeco Weiss, Peck, & Greer Funds.

RIM is registered under the Investment Advisers Act of 1940 and serves as an investment adviser to domestic and foreign institutional investors, investment companies, commingled trust funds, private investment partnerships and collective investment vehicles. Information as to the directors and officers of Robeco Investment Management, Inc. is as follows:

	Name and Position with RIM	Other Company	Position With Other Company
	William J. Kelly Chief Executive Officer	None	None

	Mary Ann Iudice Chief Compliance Officer	None	None

	Roland Toppen Senior Managing Director, Chief Financial Officer	None	None

	William George Butterly Senior Managing Director, General Counsel	None	None

	James Ramsey Senior Managing Director, Fixed Income	PIMCO	Senior Vice President

	Joseph F. Feeney Senior Managing Director, Equity	None	None

	Paul Heathwood Senior Managing Director, Sales and Marketing	None	None

	Davis Barr Clayson Senior Managing Director, Client Services	None	None

	George Moeller Director	None	None

	Franciscus L. Kusse Director	None	None

	Cornelis Korthout Director	None	None

5.	Hilliard Lyons Research Advisors:

Hilliard Lyons Research Advisors is located at 500 West Jefferson Street, Louisville, Kentucky 40202. Hilliard Lyons Research Advisors is a division of J.J.B. Hilliard, W.L. Lyons, Inc. (“Hilliard”). Hilliard is registered under the Investment Advisers Act of 1940 and is also a registered broker-dealer. Hilliard is wholly-owned by The PNC Financial Services Group, Inc.

Information as to the directors and executive officers of Hilliard is as follows:

	Name and Position with Hilliard	Other Company	Position With Other Company
	James M. Rogers Executive Vice President, Chief Operating Officer and Director	None	None

	James R. Allen President, Chief Executive Officer and Director	None	None

	Paul J. Moretti Executive Vice President and Chief Financial Officer	None	None

	William S. Demchak Director	PNC Financial Services Group, Inc.	Vice Chairman

		Blue Mountain Credit Alternatives, Ltd	Director

		Maximus American Marine, LLC	Owner

	Joseph C. Guyaux Director	PNC Financial Services Group, Inc.	President

		Duquesne Light Holdings, Inc.	Director

		Private Export Funding Corp.	Director

		Highmark, Inc.	Director

	Joan L. Gulley Director	PNC Financial Services Group, Inc.	Executive Vice President

	John R. Bugh Executive Vice President	None	None

	Carmella Miller Executive Vice President, Chief Administrative Officer and Director	None	None

	Edward J. Kelly, III Director	CSX Corp	Director

		Hartford Financial Services Group	Director

		Paris Re	Director

6.	Bear Stearns Asset Management Inc.

Bear Stearns Asset Management Inc. (“BSAM”) serves as the investment adviser to the Bear Stearns

CUFS MLP Mortgage Portfolio and the Bear Stearns Enhanced Income Fund. BSAM is located at 237

Park Avenue, New York, New York 10017. BSAM is a registered investment adviser under the

Investment Advisers Act of 1940, as amended. BSAM’s Form ADV is available on the SEC’s website.

Information as to the directors and officers of BSAM is as follows:

	Name and Position with BSAM	Other Company	Position With Other Company
	Jeffrey B. Lane	Long Island Jewish Medical Center	Director

8.	Abundance Technologies, Inc.:

The sole business activity of Abundance Technologies, Inc., 3700 Park 42 Drive, Suite 105A

Cincinnati, OH 45241, is to serve as an investment adviser. Abundance Technologies is registered under the Investment Advisers Act of 1940.

Below is a list of each executive officer and director of Abundance Technologies indicating each business, profession, vocation or employment of a substantial nature in which each such person has been engaged within the last two years, for his or her own account or in the capacity of director, officer, partner or trustee.

	Name and Position with Abundance Technologies	Name of Other Company	Position With Other Company
	Mark E Matson President/CEO	Abundance Horizons LLC	50% owner

	Michelle Matson Vice President/ Secretary	None

	A. Lawain McNeil Vice President	None

9.	Sustainable Asset Management USA, Inc.

The sole business activity of Sustainable Asset Management USA, Inc. (“SAM US”), 909 Third Avenue, New York 10022, is to serve as an investment adviser.

SAM US is registered under the Investment Advisers Act of 1940 and serves as an investment adviser to domestic and foreign institutional investors, investment companies, commingled trust funds, private investment partnerships and collective investment vehicles. Information as to the directors and officers of SAM US is as follows:

	Name and Position with SAM US	Name of Other Company	Position With Other Company
	Hugo Steensma Managing Director & Director	SAM Group Holding AG	Representative USA

	Reto Ringger Director & Chairman	SAM Group Holding AG	Director & Chief Executive Officer

	Marc Paul Joye Director, Treasurer	SAM Group Holding AG	Chief Financial Officer

	Jacques Engeli Chief Compliance Officer	Julius Bear Investment Funds Services	Director

	Christian Werner Chief Investment Officer	SAM Group Holding AG	Chief Investment Officer

	William George Butterly General Counsel	Robeco Investment Management, Inc.	Senior Managing Director, General Counsel

		Robeco Investment Management (UK) Limited	Chief Legal Officer

		Robeco Institutional Asset Management US Inc.	Chief Legal Officer

Item 27.	Principal Underwriter

(a)	PFPC Distributors, Inc. (“the Underwriter”) is registered with the Securities and Exchange Commission as a broker-dealer and is a member of the National Association of Securities Dealers. As of July 11, 2007, the Distributor acted as principal underwriter for the following investment companies:

AFBA 5 Star Funds, Inc.

Aston Funds

Atlantic Whitehall Funds Trust

BHR Institutional Funds

CRM Mutual Fund Trust

E.I.I. International Property Fund

E.I.I. Realty Securities

FundVantage Trust

GuideStone Funds

Highland Floating Rate Fund

Highland Floating Rate Advantage Fund

Highland Funds I

Kalmar Pooled Investment Trust

Matthews Asian Funds

Metropolitan West Funds

New Alternatives Fund

Old Westbury Funds

PAX World Funds Series Trust I

The RBB Fund, Inc.

Stratton Multi-Cap Fund

Stratton Monthly Dividend REIT Shares, Inc.

The Stratton Funds, Inc.

Sterling Capital Small Cap Value Fund

The Torray Fund

Van Wagoner Funds

Wilshire Mutual Funds, Inc.

Wilshire Variable Insurance Trust

Distributed by BB&T AM Distributors, Inc., a wholly-owned subsidiary of PFPC Distributors, Inc.:

BB&T Funds

Distributed by BlackRock Distributors, Inc., a wholly-owned subsidiary of PFPC Distributors, Inc.:

BlackRock Funds

BlackRock Bond Allocation Target Shares

BlackRock Liquidity Funds

International Dollar Reserve Fund I, Ltd.

Multi Strategy Hedge Advantage Fund

Multi Strategy Hedge Opportunities Fund, LLC

BlackRock Senior Floating Rate Fund, Inc.

BlackRock Senior Floating Rate Fund II, Inc.

Distributed by MGI Funds Distributors, Inc., a wholly-owned subsidiary of PFPC Distributors, Inc.:

MGI Funds

Distributed by Northern Funds Distributors, LLC, a wholly-owned subsidiary of PFPC Distributors, Inc.:

Northern Funds

Northern Institutional Funds

(b)	The Underwriter is a Massachusetts corporation located at 760 Moore Road, King of Prussia, PA 19406. The Underwriter is a wholly-owned subsidiary of PFPC, Inc. and an indirect wholly-owned subsidiary of The PNC Financial Services Group, Inc., a publicly traded company.

The following is a list of the directors and executive officers of the Underwriter:

Name	Position(s) with Underwriter
Brian Burns	Chairman; Director;
President; Chief Executive Officer

Michael Denofrio	Director

Nicholas Marsini	Director

Rita G. Adler	Chief Compliance Officer

John Munera	Anti-Money Laundering Officer

Jodi Jamison	Chief Legal Officer

Bradley A. Stearns	Secretary; Clerk

Julie Bartos	Assistant Secretary; Assistant Clerk

Charlene Wilson	Treasurer; Chief Financial Officer; Financial & Operations Principal

Maria Schaffer	Assistant Treasurer; Controller

Bruno Di Stefano	Vice President

Susan K. Moscaritolo	Vice President

Item 28.	LOCATION OF ACCOUNTS AND RECORDS

(1)	PFPC Trust Company (assignee under custodian agreement), 8800 Tinicum Boulevard, Suite 200, Philadelphia, Pennsylvania 19153 (records relating to its functions as sub-adviser and custodian).

(2)	PFPC Distributors, Inc., 760 Moore Road, Valley Forge, Pennsylvania 19406. (records relating to its functions as principal underwriter).

(3)	BlackRock Institutional Management Corporation, Bellevue Corporate Center, 100 Bellevue Parkway, Wilmington, Delaware 19809 (records relating to its functions as investment adviser, sub-adviser and administrator).

(4)	PFPC Inc., Bellevue Corporate Center, 103 Bellevue Parkway, Wilmington, Delaware 19809 (records relating to its functions as transfer agent and dividend disbursing agent).

(5)	Drinker Biddle & Reath LLP, One Logan Square, 18th and Cherry Streets, Philadelphia, Pennsylvania 19103 (Registrant’s Articles of Incorporation, By-Laws and Minute Books).

(6)	Robeco Investment Management, Inc. (formerly Boston Partners Asset Management, L.L.C.), 28 State Street, Boston, Massachusetts 02111 (records relating to its function as investment adviser).

(7)	Schneider Capital Management Co., 460 East Swedesford Road, Suite 1080, Wayne, Pennsylvania 19087 (records relating to its function as investment adviser).

(8)	Bogle Investment Management, L.P., 57 River Street, Suite 206, Wellesley, Massachusetts 02481 (records relating to its function as investment adviser).

(9)	Robeco Investment Management, Inc. (formerly Weiss, Peck & Greer Investments), 909 Third Avenue, New York, New York 10022 (records relating to its function as investment adviser).

(10)	Hilliard Lyons Research Advisors, a division of J. J. B. Hilliard, W. L. Lyons, Inc., 500 West Jefferson Street, Louisville, Kentucky 40202 (records relating to its function as investment adviser).

(11)	Bear Stearns & Co. Inc., 237 Park Avenue, New York, New York 10017 (records relating to its function as investment adviser).

(12)	Marvin & Palmer Associates, Inc., 1201 N. Market Street, Suite 2300, Wilmington, Delaware 19801-1165 (records relating to its function as investment adviser).

(13)	Abundance Technologies, Inc., 3700 Park 42 Drive, Suite 105A, Cincinnati, OH 45241 (records relating to its function as investment adviser).

(14)	Sustainable Asset Management USA, Inc., 909 Third Avenue, New York, New York 10022 (records relating to its function as investment adviser).

Item 29.	MANAGEMENT SERVICES

None.

Item 30.	UNDERTAKINGS

(a)	Registrant hereby undertakes to hold a meeting of shareholders for the purpose of considering the removal of directors in the event the requisite number of shareholders so request.

(b)	Registrant hereby undertakes to furnish each person to whom a prospectus is delivered a copy of Registrant’s latest annual report to shareholders upon request and without charge.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended (the "1933 Act"), and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement under Rule 485 (b) under the 1933 Act and has duly caused this Post-Effective Amendment No. 121 to its Registration Statement to be signed on its behalf by the undersigned, thereto duly authorized, in the City of Wilmington, and State of Delaware on the 8th day of November, 2007.

THE RBB FUND, INC.

By:	/s/ Edward J. Roach
Edward J. Roach
President and Treasurer

Pursuant to the requirements of the 1933 Act, this Post-Effective Amendment to Registrant’s Registration Statement has been signed below by the following persons in the capacities and on the date indicated.

SIGNATURE	TITLE	DATE
/s/ Edward J. Roach	President (Principal Executive Officer)	November 8, 2007
Edward J. Roach	and Treasurer (Principal Financial and Accounting Officer)

*J. Richard Carnall	Director	November 8, 2007
J. Richard Carnall

*Francis J. McKay	Director	November 8, 2007
Francis J. McKay

*Marvin E. Sternberg	Director	November 8, 2007
Marvin E. Sternberg

*Julian A. Brodsky	Director	November 8, 2007
Julian A. Brodsky

*Arnold M. Reichman	Director	November 8, 2007
Arnold M. Reichman

*Robert Sablowsky	Director	November 8, 2007
Robert Sablowsky

*Robert Straniere	Director	November 8, 2007
Robert Straniere

*Nicholas A. Giordano	Director	November 8, 2007
Nicholas A. Giordano

*Mark A. Sargent	Director	November 8, 2007
Mark A. Sargent

*By: /s/ Edward J. Roach		November 8, 2007
Edward J. Roach Attorney-in-Fact

THE RBB FUND, INC.

(the “Company”)

POWER OF ATTORNEY

Know All Men by These Presents, that the undersigned, Francis J. McKay, hereby constitutes and appoints Edward J. Roach and Michael P. Malloy, his true and lawful attorneys, to execute in his name, place, and stead, in his capacity as Director or officer, or both, of the Company, the Registration Statement and any amendments thereto and all instruments necessary or incidental in connection therewith, and to file the same with the Securities and Exchange Commission; and said attorneys shall have full power and authority to do and perform in his name and on his behalf, in any and all capacities, every act whatsoever requisite or necessary to be done in the premises, as fully and to all intents and purposes as he might or could do in person, said acts of said attorneys being hereby ratified and approved.

DATED:	November 9, 2000

/s/ Francis J. McKay
Francis J. McKay

THE RBB FUND, INC.

(the “Company”)

POWER OF ATTORNEY

Know All Men by These Presents, that the undersigned, Marvin E. Sternberg, hereby constitutes and appoints Edward J. Roach and Michael P. Malloy, his true and lawful attorneys, to execute in his name, place, and stead, in his capacity as Director or officer, or both, of the Company, the Registration Statement and any amendments thereto and all instruments necessary or incidental in connection therewith, and to file the same with the Securities and Exchange Commission; and said attorneys shall have full power and authority to do and perform in his name and on his behalf, in any and all capacities, every act whatsoever requisite or necessary to be done in the premises, as fully and to all intents and purposes as he might or could do in person, said acts of said attorneys being hereby ratified and approved.

DATED:	November 9, 2000

/s/ Marvin E. Sternberg
Marvin E. Sternberg

THE RBB FUND, INC.

(the “Company”)

POWER OF ATTORNEY

Know All Men by These Presents, that the undersigned, Julian Brodsky, hereby constitutes and appoints Edward J. Roach and Michael P. Malloy, his true and lawful attorneys, to execute in his name, place, and stead, in his capacity as Director or officer, or both, of the Company, the Registration Statement and any amendments thereto and all instruments necessary or incidental in connection therewith, and to file the same with the Securities and Exchange Commission; and said attorneys shall have full power and authority to do and perform in his name and on his behalf, in any and all capacities, every act whatsoever requisite or necessary to be done in the premises, as fully and to all intents and purposes as he might or could do in person, said acts of said attorneys being hereby ratified and approved.

DATED:	November 9, 2000

/s/ Julian Brodsky
Julian Brodsky

THE RBB FUND, INC.

(the “Company”)

POWER OF ATTORNEY

Know All Men by These Presents, that the undersigned, Arnold Reichman, hereby constitutes and appoints Edward J. Roach and Michael P. Malloy, his true and lawful attorneys, to execute in his name, place, and stead, in his capacity as Director or officer, or both, of the Company, the Registration Statement and any amendments thereto and all instruments necessary or incidental in connection therewith, and to file the same with the Securities and Exchange Commission; and said attorneys shall have full power and authority to do and perform in his name and on his behalf, in any and all capacities, every act whatsoever requisite or necessary to be done in the premises, as fully and to all intents and purposes as he might or could do in person, said acts of said attorneys being hereby ratified and approved.

DATED:	November 9, 2000

/s/ Arnold Reichman
Arnold Reichman

THE RBB FUND, INC.

(the “Company”)

POWER OF ATTORNEY

Know All Men by These Presents, that the undersigned, Robert Sablowsky, hereby constitutes and appoints Edward J. Roach and Michael P. Malloy, his true and lawful attorneys, to execute in his name, place, and stead, in his capacity as Director or officer, or both, of the Company, the Registration Statement and any amendments thereto and all instruments necessary or incidental in connection therewith, and to file the same with the Securities and Exchange Commission; and said attorneys shall have full power and authority to do and perform in his name and on his behalf, in any and all capacities, every act whatsoever requisite or necessary to be done in the premises, as fully and to all intents and purposes as he might or could do in person, said acts of said attorneys being hereby ratified and approved.

DATED:	November 9, 2000

/s/ Robert Sablowsky
Robert Sablowsky

THE RBB FUND, INC.

(the “Company”)

POWER OF ATTORNEY

Know All Men by These Presents, that the undersigned, J. Richard Carnall, hereby constitutes and appoints Edward J. Roach and Michael P. Malloy, his true and lawful attorneys, to execute in his name, place, and stead, in his capacity as Director or officer, or both, of the Company, the Registration Statement and any amendments thereto and all instruments necessary or incidental in connection therewith, and to file the same with the Securities and Exchange Commission; and said attorneys shall have full power and authority to do and perform in his name and on his behalf, in any and all capacities, every act whatsoever requisite or necessary to be done in the premises, as fully and to all intents and purposes as he might or could do in person, said acts of said attorneys being hereby ratified and approved.

DATED:	September 10, 2002

/s/ J. Richard Carnall
J. Richard Carnall

THE RBB FUND, INC.

(the “Company”)

POWER OF ATTORNEY

Know All Men by These Presents, that the undersigned, Robert Straniere, hereby constitutes and appoints Edward J. Roach and Michael P. Malloy, his true and lawful attorneys, to execute in his name, place, and stead, in his capacity as Director or officer, or both, of the Company, the Registration Statement and any amendments thereto and all instruments necessary or incidental in connection therewith, and to file the same with the Securities and Exchange Commission; and said attorneys shall have full power and authority to do and perform in his name and on his behalf, in any and all capacities, every act whatsoever requisite or necessary to be done in the premises, as fully and to all intents and purposes as he might or could do in person, said acts of said attorneys being hereby ratified and approved.

DATED:	June 8, 2006

/s/ Robert Straniere
Robert Straniere

THE RBB FUND, INC.

(the “Company”)

POWER OF ATTORNEY

Know All Men by These Presents, that the undersigned, Mark A. Sargent, hereby constitutes and appoints Edward J. Roach and Michael P. Malloy, his true and lawful attorneys, to execute in his name, place, and stead, in his capacity as Director or officer, or both, of the Company, the Registration Statement and any amendments thereto and all instruments necessary or incidental in connection therewith, and to file the same with the Securities and Exchange Commission; and said attorneys shall have full power and authority to do and perform in his name and on his behalf, in any and all capacities, every act whatsoever requisite or necessary to be done in the premises, as fully and to all intents and purposes as he might or could do in person, said acts of said attorneys being hereby ratified and approved.

DATED:	September 21, 2006

/s/ Mark A. Sargent
Mark A. Sargent

THE RBB FUND, INC.

(the “Company”)

POWER OF ATTORNEY

Know All Men by These Presents, that the undersigned, Nicholas A. Giordano, hereby constitutes and appoints Edward J. Roach and Michael P. Malloy, his true and lawful attorneys, to execute in his name, place, and stead, in his capacity as Director or officer, or both, of the Company, the Registration Statement and any amendments thereto and all instruments necessary or incidental in connection therewith, and to file the same with the Securities and Exchange Commission; and said attorneys shall have full power and authority to do and perform in his name and on his behalf, in any and all capacities, every act whatsoever requisite or necessary to be done in the premises, as fully and to all intents and purposes as he might or could do in person, said acts of said attorneys being hereby ratified and approved.

DATED:	September 21, 2006

/s/ Nicholas A. Giordano
Nicholas A. Giordano